Mutual Fund Variable Annuity Trust


                                                              September 22, 2003


Dear Vista Capital Advantage Contract Owner:

      Although you are not a shareholder of Mutual Fund Variable Annuity Trust ("MFVAT"), you have allocated some or all of your contract value to one or more of the six portfolios of MFVAT that are proposed to be merged into portfolios of SunAmerica Series Trust. As a result, you have the right to instruct the life insurance company that issued your contract (AIG SunAmerica Life Assurance Company or First SunAmerica Life Insurance Company) how the shares of those portfolios held by your life insurance company should be voted at the shareholders meeting (together with any adjournments thereof, the "Meeting") called to approve or disapprove the proposed mergers.

     Enclosed are the following documents:

     o Notice of Special Meeting of Shareholders (which provides information about the Meeting and the voting procedures involved);

     o Prospectus/Proxy Statement for the Meeting (which provides comprehensive information on the issues to be considered at the Meeting);

     o Annual Report to Shareholders of the Acquired Funds (File No. 811-08630) for the fiscal year ended August 31, 2002, filed with the Securities and Exchange Commission on November 4, 2002 (accession no. 0000912057-02-040822) (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information);

     o Semi-Annual Report to Shareholders of the Acquired Funds (File No. 811-08630) for the six months ended February 28, 2003, filed with the Securities and Exchange Commission on April 29, 2003 (accession no. 0001047469-03-015145) (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information);

     o Annual Report to Shareholders of the Acquiring Funds (File No. 811-07238) for the fiscal year ended January 31, 2003, filed with the Securities and Exchange Commission on April 7, 2003 (accession no. 0000950129-03-001982) (from which information is incorporated by reference into the Prospectus/Proxy Statement and Statement of Additional Information but which also contains information about portfolios not involved in the proposed mergers);

     o Voting Instruction Card for each portfolio for which you are entitled to provide voting instructions and

     o    a postage-paid return envelope.


     We encourage you to review thoroughly each of the items for which you are eligible to provide voting instructions. Once you have determined how you would like your insurance company to vote, please mark your preferences on your voting instruction card(s), sign and date each card and mail each to us in the enclosed postage-paid return envelope.


     We appreciate your taking the time to respond on this important matter. A prompt response will help to ensure that your interests are represented.



                                        Sincerely,

                                        /s/ GEORGE C.W. GATCH
                                        George C.W. Gatch
                                        President

                                        Mutual Fund Variable Annuity Trust

                       MUTUAL FUND VARIABLE ANNUITY TRUST
                                522 Fifth Avenue
                            New York, New York 10036
                                 1-800-908-4782


                                    NOTICE OF
                         SPECIAL MEETING OF SHAREHOLDERS
                         To be held on December 1, 2003

To the Shareholders:


     NOTICE IS HEREBY GIVEN that a special meeting of the Mutual Fund Variable Annuity Trust ("MFVAT") will be held at 9:00 a.m., Eastern Standard Time, on December 1, 2003, at the offices of MFVAT, 522 Fifth Avenue, 7th Floor, New York, NY, together with any adjournment thereof (the "Meeting"). The Meeting is being held to consider and vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which six portfolios of MFVAT will be merged into five portfolios of SunAmerica Series Trust ("SAST"), as well as any other business that may properly come before the Meeting or an adjournment. Only shareholders of the portfolios of MFVAT that are involved in the reorganization are entitled to vote on this matter and approval or disapproval of the Plan will be done separately for those six portfolios, as follows:


     o Shareholders of the International Equity Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the International Growth and Income Portfolio of SAST;

     o Shareholders of the Capital Growth Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the Marsico Growth Portfolio of SAST;

     o Shareholders of the Growth and Income Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the Davis Venture Value Portfolio of SAST;

     o Shareholders of the Asset Allocation Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the MFS Total Return Portfolio of SAST;

     o Shareholders of the U.S. Government Income Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the Cash Management Portfolio of SAST; and

     o Shareholders of the Money Market Portfolio of MFVAT will vote to approve or disapprove the Plan, including the merger of that portfolio into the Cash Management Portfolio of SAST.

     A copy of the Plan is attached as Exhibit A to the Prospectus/Proxy Statement provided with this Notice.


     The Board of Trustees of MFVAT has fixed the close of business on September 15, 2003, as the "Record Date" for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. All shares of the portfolios of MFVAT held by an insurance company, whether as reserves for its obligations to variable annuity contract owners or otherwise, will be voted in proportion to the voting instructions received by that insurance company from its contract owners, or, if no voting instructions are received by an insurance company with respect to a MFVAT portfolio, it will vote its shares in proportion to the votes of all other shareholders of that MFVAT portfolio. The number of shares for which a contract owner is entitled to provide voting instructions will be determined by dividing his or her contract value allocated to the portfolio of MFVAT on the Record Date by the share value of that portfolio on the Record Date.


     You may revoke your voting instructions at any time before your insurance company exercises its proxy by the subsequent execution and submission of revised instructions, by giving written notice of revocation to the undersigned at any time before the proxy is exercised or by voting in person at the Meeting. If you do not expect to attend the Meeting in person, please fill in, sign and return promptly the enclosed voting instruction card in the enclosed envelope, which needs no postage if mailed in the United States.

     If a Voting Instruction Card is not marked to indicate voting instructions, but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals for which the contract owner is entitled to provide voting instructions.

     If the necessary quorum to transact business or the vote required to approve or disapprove a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments at the Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such an adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against such an adjournment those voting instructions which have been voted against the proposal.

     Your Board of Trustees unanimously recommends that you instruct your insurance company to vote in favor of each proposal.

     Please review the enclosed Prospectus/Proxy Statement for additional information regarding the Plan.



                                        By Order of the Board of Trustees,

                                        /s/ Sharon Weinberg
                                        Sharon Weinberg
                                        Secretary


New York, New York
September 22, 2003

                           PROSPECTUS/PROXY STATEMENT
                            Dated September 22, 2003



                                         BY AND IN EXCHANGE FOR THE CLASS 1
ACQUISITION OF THE ASSETS OF:            SHARES OF:
International Equity Portfolio           International Growth and Income Portfolio
Capital Growth Portfolio                 Marsico Growth Portfolio
Growth and Income Portfolio              Davis Venture Value Portfolio
Asset Allocation Portfolio               MFS Total Return Portfolio
U.S. Government Income Portfolio         Cash Management Portfolio
Money Market Portfolio                   Cash Management Portfolio
each a portfolio of:                     each a portfolio of:

Mutual Fund Variable Annuity Trust       SunAmerica Series Trust
522 Fifth Avenue, New York, NY 10036     1 SunAmerica Center, Los Angeles, CA 90067-6022
(800) 908-4782                           (800) 445-SUN2


     Mutual Fund Variable Annuity Trust ("MFVAT") and SunAmerica Series Trust ("SAST") are both open-end management investment companies offering shares in several portfolios.


     This Prospectus/Proxy Statement relates to the proposed Agreement and Plan of Reorganization (the "Plan") set forth in Exhibit A, which includes the proposed acquisitions (each an "Acquisition" and, collectively, the "Acquisitions") of:


     o the assets of the International Equity Portfolio ("MFVAT International Equity") of Mutual Fund Variable Annuity Trust ("MFVAT") by and in exchange for Class 1 shares of the International Growth and Income Portfolio ("SAST International Growth and Income") of SunAmerica Series Trust ("SAST"),

     o the assets of the Capital Growth Portfolio ("MFVAT Capital Growth") of MFVAT by and in exchange for Class 1 shares of the Marsico Growth Portfolio ("SAST Marsico Growth") of SAST,

     o the assets of the Growth and Income Portfolio ("MFVAT Growth and Income") of MFVAT by and in exchange for Class 1 shares of the Davis Venture Value Portfolio ("SAST Davis Venture Value") of SAST,

     o the assets of the Asset Allocation Portfolio ("MFVAT Asset Allocation") of MFVAT by and in exchange for Class 1 shares of the MFS Total Return Portfolio ("SAST MFS Total Return") of SAST,

     o the assets of the U.S. Government Income Portfolio ("MFVAT U.S. Government Income") of MFVAT by and in exchange for Class 1 shares of the Cash Management Portfolio ("SAST Cash Management") of SAST, and

     o the assets of the Money Market Portfolio ("MFVAT Money Market") of MFVAT by and in exchange for Class 1 shares of SAST Cash Management.


     The six portfolios of MFVAT whose assets will be acquired in the Acquisitions will be referred to individually as an "Acquired Fund," and collectively as "the Acquired Funds," and the five portfolios of SAST that will acquire those assets will be referred to individually as an "Acquiring Fund," and collectively as "the Acquiring Funds." From time to time, an Acquiring Fund or Acquired Fund may be referred to herein as a "Portfolio." At a meeting of the shareholders of the Acquired Funds to be held on December 1, 2003 at the offices of MFVAT, 522, Fifth Avenue, 7th Floor, New York, NY (together with any adjournments thereof, the "Meeting"), shareholders of each Acquired Fund will be asked to consider and approve or disapprove the Plan that relates to the Acquisitions and termination of the Acquired Funds and MFVAT. If the Plan is approved by a vote of the shareholders of an Acquired Fund, then the assets of that Acquired Fund will be acquired by, and in exchange for, the Class 1 shares of the corresponding Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Fund. The Acquired Fund will then be liquidated and terminated by MFVAT and the shares of the Acquiring Fund distributed to shareholders of the Acquired Fund (separate accounts of AIG SunAmerica Life Assurance Company or First SunAmerica Life Insurance Company) in the redemption of the Acquired Fund shares. Immediately after completion of the Acquisitions, the number of shares of the Acquiring Funds then held by former shareholders of the Acquired Funds may be different than the number of shares of the Acquired Funds that had been held immediately before that completion, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Acquisitions will be the same as the total value of the Acquired Fund shares formerly held immediately before that completion.)

     Because shareholders of each Acquired Fund are being asked to approve transactions that will result in their receiving shares of the Acquiring Funds, this Prospectus/Proxy Statement also serves as a prospectus for the shares of the Acquiring Funds issued in connection with the Acquisitions.


     This Prospectus/Proxy Statement sets forth concisely the information about SAST that you should know before considering the Acquisitions and should be retained for future reference. A Statement of Additional Information (File No. 333-108115) dated September 22, 2003, related to this Prospectus/Proxy Statement and containing additional information about SAST and MFVAT has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. For a free copy of that Statement of Additional Information please call (800) 858-8850 or write SAST at 1 SunAmerica Center, Los Angeles, CA 90067-6022.

     The most recent Prospectus and Statement of Additional Information (File No. 811-08630) and the Annual and Semi-Annual Reports (File No. 811-08630) for the Acquired Funds are incorporated herein by reference. For a free Prospectus or Statement of Additional Information for the Acquired Funds, please call (800) 908-4782 or write Mutual Fund Variable Annuity Trust at 522 Fifth Avenue, New York, NY 10036. The most recent Annual report for the Acquiring Funds and the most recent Annual and Semi-Annual Reports for the Acquired Funds are enclosed with this Prospectus/Proxy Statement.


     The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense. No person has been authorized to give any information or to make any representations other than those contained in this Prospectus/Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by SAST or MFVAT.

     The Acquiring Fund shares offered are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured, or otherwise supported, by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. These shares involve investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS


SYNOPSIS ......................................................................     4
      Introduction ............................................................     4
      Reasons for Proposed Acquisitions .......................................     4
      Operating Expenses ......................................................     5
      Investment Objectives and Strategies ....................................     8
      Information about the Reorganization ....................................    13
PRINCIPAL RISKS OF INVESTING IN THE ACQUIRING AND ACQUIRED FUNDS ..............    16
      SAST International Growth and Income and MFVAT International Equity .....    16
      SAST Marsico Growth and MFVAT Capital Growth ............................    18
      SAST Davis Venture Value and MFVAT Growth and Income ....................    19
      SAST MFS Total Return and MFVAT Asset Allocation ........................    21
      SAST Cash Management and MFVAT U.S. Government Income ...................    22
      SAST Cash Management and MFVAT Money Market .............................    24
RISK/RETURN BAR CHARTS AND TABLES .............................................    25
INFORMATION ABOUT THE ACQUIRING FUNDS .........................................    30
      General .................................................................    30
      Valuation of the Acquiring Fund Shares ..................................    30
      The Acquiring Funds' Investment Adviser and Manager .....................    30
      The Acquiring Funds' Subadvisers ........................................    31
      Banc of America Capital Management, LLC .................................    31
      Davis Selected Advisers, L.P. d/b/a Davis Advisors ......................    31
      Marsico Capital Management, LLC .........................................    31
      Massachusetts Financial Services Company ................................    31
      Putnam Investment Management, LLC .......................................    31
      Portfolio Managers of the Acquiring Funds ...............................    32
      Past Performance of the Acquiring Funds .................................    34
      Financial Highlights ....................................................    34
INFORMATION ABOUT THE ACQUIRED FUNDS ..........................................    34
VOTING INFORMATION ............................................................    34
      The Meeting .............................................................    34
      Proxy and Voting Instruction Solicitations ..............................    35
      Required Vote ...........................................................    35
      Outstanding Shares and Principal Shareholders ...........................    36

                                    SYNOPSIS


Introduction

     The Acquired Funds are underlying investment portfolios for the Vista Capital Advantage variable annuity contracts (the "Contracts") issued by AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) and First SunAmerica Life Insurance Company (together with AIG SunAmerica Life Assurance Company, the "Life Companies"). The MFVAT Board of Trustees (the "MFVAT Board"), including a majority of MFVAT Trustees who are not "interested persons" of MFVAT within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act") ("Independent Trustees") approved the Plan at a meeting held on July 17, 2003. The MFVAT Board believes that the Acquisitions will permit owners of the Contracts ("Contract owners") with contract values allocated to sub-accounts that invest in the Acquired Funds to allocate contract values to sub-accounts that invest in the Acquiring Funds, whose annual operating expenses will be substantially lower than those of the Acquired Funds (absent voluntary fee waivers and reimbursements). The MFVAT Board believes that the Acquisitions are in the best interests of the Acquired Funds and their shareholders and that the interests of Contract owners with values allocated to sub-accounts that invest in the Acquired Funds will not be diluted as a result of the proposed Acquisitions.


     Costs of the Acquisitions will not be borne by the Acquiring or Acquired Funds, but rather will be split among the Life Companies and JPMorgan Chase & Co ("JPMorgan Chase") as mutually agreed by those parties. The costs to be so split include attorneys' fees, accountants' fees, the costs of printing, assembling and mailing the Prospectus/ Proxy Statement and other proxy solicitation materials to Contract Owners and tabulation costs. In addition, the costs of certain technology changes to accommodate the Acquisitions will be borne by the Life Companies.


     The MFVAT Board called the Meeting to allow shareholders to consider and vote on the Acquisitions, which are summarized above. The MFVAT Board unanimously recommends that the shareholders of the Acquired Funds vote FOR the Plan and the resulting Acquisitions.

Reasons for Proposed Acquisitions

     The Contracts, which were created for distribution through Chase Manhattan Bank and affiliates, now part of JPMorgan Chase, have not succeeded in attracting significant assets. As a result, the Acquired Funds have relatively low levels of net assets, and, but for voluntary fee waivers and expense reimbursements by JPMorgan Chase Bank and certain other affiliated service providers, would have relatively high expense ratios. A substantial part of the net assets of each Acquired Fund consists of initial capital contributed by the Life Companies, which they now intend to withdraw.


     The expenses borne by shareholders and, most significantly, indirectly by Contract owners have been significantly lower to date only due to voluntary fee waivers and expense reimbursements by JPMorgan Chase Bank and certain other affiliated service providers of MFVAT. In each case, the amounts of the waivers and reimbursements have exceeded the total fees due JPMorgan Fleming Asset Management (USA) Inc. (now JP Morgan Investment Management, Inc.), under its investment advisory agreement with MFVAT. JPMorgan Chase Bank and MFVAT's other service providers cannot be expected to continue indefinitely to subsidize MFVAT's relatively high expense levels. As with other such waiver and reimbursement arrangements, these have been entered into with the expectation that, with growth to a viable asset size, the Acquired Funds eventually would no longer need the waivers and reimbursements in order to operate at competitive expense levels. Based on the Life Companies' experience in selling variable insurance contracts, it appears unlikely that sales of the Contracts will be sufficient to permit the Acquired Funds to experience such growth. With reduced prospects for such growth, it is reasonable to expect that the voluntary waivers and reimbursements will be eliminated if the Acquisitions are not approved.


     Because the Acquired Funds do not appear to be in a position to benefit from the inflow of new assets, merging them into the Acquiring Funds appears to be the best way to offer Contract owners comparable underlying investment alternatives with sufficient assets to be operated more efficiently than the Acquired Funds. The expense ratios (without waivers or reimbursements) of the Acquired Funds significantly exceed those of the corresponding Acquiring Funds, with the differentials (Acquired Fund expenses minus Acquiring Fund expenses) ranging from 1.20% to 2.66%. That magnitude of expense difference could make it difficult for the Acquired Funds' long-term performance to remain competitive with the performance of the Acquiring Funds. In addition, the MFVAT Board considered the capabilities of the Acquiring Portfolios' adviser and respective sub-advisers.

     The need to provide investment alternatives with competitive expense levels was the primary reason for proposing the Acquisitions. However, the MFVAT and SAST Boards of Trustees each approved the Plan only after considering a variety of other factors, including the past performance of the Acquiring and Acquired Funds, similarity of investment objectives and policies and the absence of any dilution or adverse tax consequences to Contract owners with values allocated to any of the Acquiring or Acquired Funds.

Operating Expenses


     Shareholders of the Acquiring and Acquired Funds pay various fees and expenses. The fees and expenses presented do not reflect the charges or expenses related to the variable insurance contracts or qualified plans that invest in the Acquiring Funds. The table below describes the fees and expenses paid by shareholders of each Portfolio. These expenses are based on: (1) for the Acquired Funds, the expenses for its fiscal year ended August 31, 2002; and (2) for the Acquiring Funds, the expenses for its fiscal year ended January 31, 2003. Because the Acquired and Acquiring Funds serve as funding vehicles for variable insurance contracts, neither the Acquired Funds nor the Acquiring Funds impose sales charges (loads), redemption fees, or other shareholder transaction fees. Total Annual Portfolio Operating Expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) shown in footnotes to MFVAT information in the table below reflect the effect of JPMorgan Chase Bank and some other service providers to the Portfolio having volunteered not to collect a portion of their fees and to reimburse others. JPMorgan Chase Bank and these other service providers may terminate this arrangement at any time. Similarly, footnotes to the SAST information reflect expenses after voluntary fee waivers of the adviser to SAST that may be terminated at any time.


     Fees and Expenses(1)

-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT International      SAST International
(expenses that are deducted from Portfolio      Equity                   Growth and Income
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
Management Fees                                 0.80%                    0.96%
-------------------------------------------------------------------------------------------
Other Expenses                                  3.08%                    0.26%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       3.88%*                   1.22%
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 1.10%.


-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT Capital           SAST Marsico
(expenses that are deducted from Portfolio      Growth                  Growth
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Management Fees                                 0.60%                   0.85%
-------------------------------------------------------------------------------------------
Other Expenses                                  1.69%                   0.19%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       2.29%*                  1.04%**
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 0.90%.

**   With voluntary fee waivers, 1.00%.

-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT Growth and        SAST Davis Venture
(expenses that are deducted from Portfolio      Income                  Value
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Management Fees                                 0.60%                   0.71%
-------------------------------------------------------------------------------------------
Other Expenses                                  1.35%                   0.04%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       1.95%*                  0.75%
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 0.90%.

-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT Asset             SAST MFS Total
(expenses that are deducted from Portfolio      Allocation              Return
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Management Fees                                 0.55%                   0.65%
-------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees        0.00%                   0.01%**
-------------------------------------------------------------------------------------------
Other Expenses                                  2.76%                   0.06%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       3.31%*                  0.72%
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 0.85%.

** Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's distribution fees have been reduced. "Distribution and/or Service (12b-1) Fees" do not take into account this expense reduction and are therefore higher than the actual "Distribution and/or Service (12b-1) Fees" of the Portfolio. Had this expense reduction been taken into account, "Total Annual Portfolio Operating Expenses" for this Portfolio would be 0.71%.


-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT U.S.              SAST Cash
(expenses that are deducted from Portfolio      Government Income       Management
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
Management Fees                                 0.50%                   0.48%
-------------------------------------------------------------------------------------------
Other Expenses                                  1.97%                   0.04%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       2.47%*                  0.52%
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 0.80%.


-------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses             MFVAT Money             SAST Cash
(expenses that are deducted from Portfolio      Market                  Management
assets) (as a % of average net assets)
-------------------------------------------------------------------------------------------
Management Fees                                 0.25%                   0.48%
-------------------------------------------------------------------------------------------
Other Expenses                                  2.30%                   0.04%
-------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses       2.55%*                  0.52%
-------------------------------------------------------------------------------------------


* With voluntary fee waivers and reimbursements (which can be terminated at any time), 0.55%.

(1) The Total Annual Portfolio Operating Expenses of the Acquiring Funds are expected to remain unchanged as a result of the Acquisition of the Acquired Funds.

     Examples

     The examples are intended to help you compare the cost of investing in each Portfolio. The examples assume an investment of $10,000 in each Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The examples also assume that the investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Portfolios' operating expenses are not waived and remain the same. The examples do not reflect charges or expenses related to the variable insurance contracts or qualified plans invested in the Portfolios. Although actual costs may be higher or lower, based on these assumptions the costs would be:

-----------------------------------------------------------------------------------
      Portfolio            1 Year*        3 Years*       5 Years*       10 Years*
-----------------------------------------------------------------------------------
 MFVAT International
 Equity                    $390           $1,184         $1,995         $4,104
-----------------------------------------------------------------------------------
 SAST International
 Growth and Income         $124           $387           $670           $1,477
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 MFVAT Capital Growth      $232           $715           $1,225         $2,626
-----------------------------------------------------------------------------------
 SAST Marsico Growth       $106           $331           $574           $1,271
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 MFVAT Growth and
 Income                    $198           $612           $1,052         $2,275
-----------------------------------------------------------------------------------
 SAST Davis Venture
 Value                     $77            $240           $417           $930
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 MFVAT Asset
 Allocation                $334           $1,018         $1,726         $3,604
-----------------------------------------------------------------------------------
 SAST MFS Total Return     $74            $230           $401           $894
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 MFVAT U.S.
 Government Income         $250           $770           $1,316         $2,806
-----------------------------------------------------------------------------------
 SAST Cash
 Management                $53            $167           $291           $653
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
 MFVAT Money Market        $258           $793           $1,355         $2,885
-----------------------------------------------------------------------------------
 SAST Cash
 Management                $53            $167           $291           $653
-----------------------------------------------------------------------------------


* The example also does not take into account voluntary fee waivers and/or expense reimbursements and expense reductions resulting from SAST directed brokerage arrangements. If these were taken into consideration, the expenses would be lower. The Total Annual Portfolio Operating Expenses of the Acquiring Funds are expected to remain unchanged as a result of the Acquisition of the Acquired Funds.


The examples are for comparison purposes only and are not a representation of the Portfolios' actual expenses or returns, either past or future.

Investment Objectives and Strategies


The investment objectives and strategies of the Acquiring and Acquired Funds are set forth in the following tables. Each of the Acquiring and Acquired Funds, other than the International Growth and Income Fund, may invest in short-term investments and other instruments for defensive purposes, as defined further in the Glossary located in the Statement of Additional Information. A Portfolio may not achieve its investment objective if it departs from its investment objectives and strategies. Any direct or indirect costs of selling securities of an Acquired Fund not consistent with the investment objectives of the corresponding Acquiring Fund will be borne by the Acquired Fund and any direct or indirect costs of purchasing securities that are appropriate to be held by that Acquiring Fund with any cash received in that Acquisition will be borne by that Acquiring Fund. Each table compares the other objectives and strategies of an Acquiring Fund to the Acquired Fund whose assets it will purchase in an
Acquisition:



------------------------------------------------------------------------------------------------------------------------------------
                   SAST International Growth and Income                       MFVAT International Equity
------------------------------------------------------------------------------------------------------------------------------------
Investment      Seeks growth of capital and, secondarily, current       Seeks total return from long-term capital growth and
Objective       income.                                                 income.
------------------------------------------------------------------------------------------------------------------------------------
Principal       Invests primarily in common stocks of                   Under normal circumstances, invests at least 80% of the
Investment      foreign large-cap companies and foreign                 value of its assets in equity investments. Invests in a
Strategies      securities traded on markets outside the U.S.           broad portfolio of equity securities (including
                This Porfolio is diversified as defined in the          depository receipts or unsponsored depository receipts)
                1940 Act.                                               of established foreign companies of various sizes,
                                                                        including foreign subsidiaries of U.S. companies.
                                                                        Normally will be invested in securities of issuers in
                                                                        at least three countries other than the United States,
                                                                        but may invest a substantial part of its assets in just
                                                                        one country. May invest a substantial part of its
                                                                        assets in companies based in Japan, the United Kingdom
                                                                        and other countries heavily represented in the MSCI
                                                                        EAFE Index. May invest in companies or governments in
                                                                        emerging markets. This Portfolio is non-diversified as
                                                                        defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
Other           May invest to a significant extent in foreign           May also invest in investment-grade debt securities,
Investment      mid-cap stocks and foreign securities in                high quality money market instruments and repurchase
Strategies      emerging markets. As part of efficient                  agreements. No more than 25% of total assets will be
                portfolio management or to enhance return,              invested in debt securities denominated in a currency
                may invest in foreign small-cap stocks, U.S.            other than the U.S. dollar or be invested in debt
                large-cap stocks, currency transactions,                securities issued by a single foreign government or
                short-term investments, hybrid instruments              international organization, such as the World Bank. May
                and equity swaps.                                       invest in derivatives to hedge various market risks or
                                                                        to increase income. The Portfolio is non-diversified as
                                                                        defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
Key             These two Portfolios have substantially similar investment objectives and investment strategies. MFVAT
Differences     International Equity may invest more of its assets in debt securities than SAST International Growth and
                Income. SAST International Growth and Income is diversified as defined in the 1940 Act, while MFVAT
                International Equity is not.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    SAST Marsico Growth                                       MFVAT Capital Growth
------------------------------------------------------------------------------------------------------------------------------------
Investment       Seeks long-term growth of capital.                     Seeks capital growth over the long term.
Objective
------------------------------------------------------------------------------------------------------------------------------------
Principal        Invests, under normal circumstances, at least          Under normal circumstances, invests at least 80% of its
Investment       65% of net assets in equity securities of              total assets in a broad portfolio of common stocks of
Strategies       large companies with a general core position           companies with market capitalizations of $1 billion to
                 of 20 to 30 common stocks.                             $10 billion at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
Other            May invest up to 25% of net assets in                  May invest up to 20% of its total assets in foreign
Investment       foreign securities. May invest in fixed                securities. May also invest up to 20% of its total
Strategies       income securities, including U.S.                      assets in convertible securities, which generally pay
                 government securities, preferred stocks, junk          interest or dividends and which can be converted into
                 bonds (up to 10% of net assets), investment            common or preferred stock. Equity holdings may include
                 grade fixed income securities, zero-coupon             real estate investment trusts. May invest up to 20% of
                 deferred interest and payment-in-kind                  its total assets in high quality money market
                 ("PIK") bonds. May invest to a significant             instruments and repurchase agreements. May invest in
                 extent in convertible securities, warrants,            derivatives to hedge various market risks or to
                 forward commitment agreements and when-                increase income. The Portfolio is non-diversified as
                 issued and delayed-delivery transactions. As           defined in the 1940 Act.
                 part of efficient portfolio management or to
                 enhance return, may invest in short-term
                 investments, defensive instruments, options
                 and futures and currency transactions. May
                 borrow up to 33-1/3% of net assets for
                 temporary or emergency purposes. May
                 invest up to 15% of net assets in illiquid
                 securities. This Portfolio is non-diversified as
                 defined in the 1940 Act.
------------------------------------------------------------------------------------------------------------------------------------
Key              These two Portfolios have substantially identical investment objectives. SAST Marsico Growth may invest up to
Differences      10% of its assets in junk bonds, can invest slightly more of its assets in foreign securities than MFVAT
                 Capital Growth and may borrow up to 33-1/3% of its assets for temporary or emergency purposes, while MFVAT
                 Capital Growth may invest in real estate investment trusts and derivatives.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                   SAST Davis Venture Value                                  MFVAT Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
Investment      Seeks growth of capital.                                Seeks to provide capital growth over the long term and
Objective                                                               earn income from dividends. Under normal circumstances,
------------------------------------------------------------------------------------------------------------------------------------
Principal       Invests primarily in common stocks of                   Under normal circumstances, invests at least 80% of its
Investment      large-cap companies with market                         total assets in common stocks. Will invest in companies
Strategies      capitalizations of at least $5 billion.                 with market capitalizations equal to those in the S&P
                                                                        500 Index.
------------------------------------------------------------------------------------------------------------------------------------
Other           May invest in mid-cap stocks and foreign                May invest up to 20% of its total assets in foreign
Investment      securities to a significant extent. As part of          securities, which may take the form of depositary
Strategies      efficient portfolio management or to enhance            receipts. May also invest up to 20% of total assets in
                return, may invest in short-term investments,           convertible securities, which generally pay interest or
                defensive investments and U.S. government               dividends and which can be converted into common or
                securities.                                             preferred stock. Equity holdings may include real
                                                                        estate investment trusts. May invest up to 20% of total
                                                                        assets in high quality money market instruments and
                                                                        repurchase agreements. May invest in derivatives to
                                                                        hedge various market risks or to increase income. The
                                                                        Portfolio is non-diversified as defined in the 1940
                                                                        Act.
------------------------------------------------------------------------------------------------------------------------------------
Key            While both Portfolios seek growth of capital, MFVAT Growth and Income also seeks to earn income from
Differences    dividends. SAST Davis Venture Value is diversified while MFVAT Growth and Income is non-diversified.
               MFVAT Growth and Income invests in real estate investment trusts. SAST Davis Venture Value may invest more extensively in foreign securities than MFVAT Growth and Income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                     SAST MFS Total Return                                    MFVAT Asset Allocation
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Investment      Seeks reasonable current income, long-term              Seeks to maximize total return through long-term
Objective       capital growth and conservation of capital.             capital growth and earning
------------------------------------------------------------------------------------------------------------------------------------
Principal       Invests primarily in common stocks and fixed            Under normal circumstances, seeks growth
Investment      income securities, with an emphasis on                  of capital by typically investing 35% to
Strategies      income-producing securities that appear to              70% of its total assets in equity securities,
                have some potential for capital enhancement.            including common stocks, preferred stocks,
                40% to 75% of its assets will be invested in            depositary receipts and convertible
                equity securities, including common stocks,             securities, and 25% to 65% of its total
                convertible securities and rights. 25% to 60%           assets in investment grade debt securities.
                of its assets will be invested in debt                  Invests primarily in large- and medium-capitalization
                securities, including U.S. government                   U.S. companies. Focuses on
                securities pass-through securities, corporate           securities that it considers most
                debt instruments and preferred stocks.                  undervalued; generally considers selling
                                                                        equity securities that appear overvalued.
------------------------------------------------------------------------------------------------------------------------------------
Other           May invest up to 20% of net assets in foreign           May invest up to 20% of its total assets in
Investment      securities, including Brady bonds, depositary           foreign securities, which may take the form
Strategies      receipts and fixed income securities (U.S.              of depositary receipts. May also invest in
                dollar denominated). May invest up to 20%               convertible securities, which generally pay
                of net assets in junk bonds. May conduct                interest or dividends and which can be
                securities lending of up to 33-1/3% of net              converted into common or preferred stock.
                assets. May invest in emerging markets to a             May change balance between equity and
                significant extent. As part of efficient                fixed income investments to suit market
                portfolio management or to enhance return,              conditions. Invests in investment grade (or
                may invest in municipal bonds, warrants,                comparable) fixed income securities
                zero-coupon, deferred interest and PIK bonds,           including U.S. government, mortgage-
                when-issued and delayed-delivery transactions,          backed, mortgage-related, asset-backed, or
                hybrid instruments, inverse floaters, options           floating-rate securities. May invest in
                and futures, currency transactions, forward             derivatives to hedge various market risks
                commitments, registered investment                      or to increase income. This Portfolio is
                companies, short-term investments, loan                 diversified as defined in the 1940 Act.
                participations and equity swaps.
------------------------------------------------------------------------------------------------------------------------------------
Key             The two Portfolios have similar investment objectives and principal investment strategies with each investing
Differences     in both debt and equity securities in similar proportions. However, while MFVAT Asset Allocation's must limit its debt investments to investment grade securities, SAST MFS Total Return may invest up to 20% of its assets in junk bonds.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    SAST Cash Management                                      MFVAT U.S. Government Income
------------------------------------------------------------------------------------------------------------------------------------
Investment      Seeks high current yield consistent with                Seeks to provide investors with as high a level of total
Objective       liquidity and preservation of capital.                  return as possible while still protecting the value of its investment.
------------------------------------------------------------------------------------------------------------------------------------
Principal       Invests in a diversified selection of money             Under normal circumstances, invests at least 80% of the
Investment      market instruments. This Portfolio does not,            value of its assets in U.S. government investments and
Strategies      however, attempt to maintain a stable per-              repurchase agreements involving those securities. U.S.
                share net asset value.                                  government investments are debt securities issued or
                                                                        guaranteed by the U.S. government and its agencies or
                                                                        authorities. May invest extensively in mortgage-related
                                                                        securities issued or guaranteed by certain agencies of
                                                                        the U.S. government, including collateralized mortgage
                                                                        obligations and principal-only and interest-only
                                                                        stripped mortgage-backed securities.
------------------------------------------------------------------------------------------------------------------------------------
Other           As part of efficient portfolio management or            Any assets not invested in U.S. government securities
Investment      to enhance return, may invest in short-term             and related repurchase agreements may be invested in
Strategies      municipal obligations.                                  debt securities of U.S. and foreign corporations. May
                                                                        also invest in non-corporate foreign debt securities.
                                                                        May invest in floating rate securities, whose interest
                                                                        rate adjusts automatically whenever a specified
                                                                        interest rate changes, and in variable rate securities,
                                                                        whose interest rates are changed periodically. May
                                                                        enter into "dollar rolls," in which it sells mortgage-
                                                                        backed securities and, at the same time, contracts to
                                                                        buy back very similar securities on a future date. May
                                                                        also buy asset-backed securities, which receive a
                                                                        stream of income from a particular asset. May also
                                                                        invest in high-quality, short-term money market
                                                                        instruments and derivatives, which are financial
                                                                        instruments whose value is based on another security,
                                                                        index or exchange rate. May invest in derivatives to
                                                                        hedge various market risks or to increase income. This
                                                                        Portfolio is non-diversified as defined in the 1940
                                                                        Act.
------------------------------------------------------------------------------------------------------------------------------------
Key             While each of these two Portfolios seeks income from investments in debt securities, their investment
Differences     objectives and strategies are significantly different. SAST Cash Management invests primarily in a diversified selection of money market instruments and may invest in municipal obligations, while MFVAT U.S. Government
                Income invests 80% of its asset value in U.S. government investments (and related repurchase agreements) and may invest the remainder of its assets in a variety of debt instruments, including foreign debt securities, floating or variable rate securities, dollar-rolls, asset-backed securities and derivatives. The dollar-weighted average maturity of the debt instruments held by SAST Cash Management will normally be less than that of those normally held by MFVAT U.S. Government Income.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                    SAST Cash Management                                      MFVAT Money Market
------------------------------------------------------------------------------------------------------------------------------------
Investment       Seeks high current yield consistent with               Aims to provide the highest possible level of current
Objective        liquidity and preservation of capital.                 income while still maintaining liquidity and preserving
                                                                        capital.
------------------------------------------------------------------------------------------------------------------------------------
Principal        Invests in a diversified selection of money            Invests in high quality, short-term money market
Investment       market instruments.                                    instruments which are issued and payable in U.S.
Strategies                                                              dollars, including high quality commercial paper and
                                                                        other short-term debt securities, debt securities
                                                                        issued or guaranteed by qualified U.S. and foreign
                                                                        banks, securities issued or guaranteed by the U.S.
                                                                        government, its agencies or authorities, asset-backed
                                                                        securities, and repurchase agreements.
------------------------------------------------------------------------------------------------------------------------------------
Other            As part of efficient portfolio management or           May invest any portion of its assets in debt securities
Investment       to enhance return, may invest in short-term            issued or guaranteed by U.S. banks and their foreign
Strategies       municipal obligations.                                 branches. These include certificates of deposit, time
                                                                        deposits and bankers' acceptances.
------------------------------------------------------------------------------------------------------------------------------------
Key             These two Portfolios have substantially identical investment objectives and principal investment strategies,
Differences     except that SAST Cash Management does not attempt to maintain a stable per-share net asset value. However,
                SAST Cash Management's investments in municipal obligations and MFVAT Money Market's investment in asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------



Information About the Reorganization


     Tax Considerations

     The Plan states that opinions of counsel will be obtained from special counsel to SAST and provided to MFVAT and SAST to the effect that both the Acquired Funds and Contract owners with contract values allocated to the Acquiring and Acquired Funds will not incur any additional tax obligations because of the Acquisitions. In the case of the Acquisition of MFVAT U.S. Government Income by SAST Cash Management, the opinion of counsel will conclude that the transaction, while potentially taxable, will not result in either the relevant Contract owners or MFVAT U.S. Government Income being taxed because of (respectively) the tax deferral provided by the Contracts and the tax rules applicable to regulated investment companies. Another opinion of counsel will conclude that the other transactions will constitute reorganizations that will be tax-free to all parties.

     Each Acquiring Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Acquiring Fund is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders. Tax consequences to Contract owners are described in Contract prospectuses.

     Purchases, Redemptions, Distributions and Exchanges

     Shares of both the Acquiring and Acquired Funds are offered and sold only to insurance company separate accounts. Shares are sold at net asset value and are redeemed at net asset value. Individuals may not purchase these shares directly from those Portfolios. Shares of the Acquiring Funds serve as the underlying investment vehicles for both variable annuity and variable life insurance contracts issued by the Life Companies, while shares of the Acquired Funds currently serve as investment vehicles only for variable annuity contracts issued by the Life Companies (but could also serve as investment vehicles for variable life insurance contracts issued by the Life Companies).

     Each Portfolio of the Acquiring Fund annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

     Contract owners may exchange units of sub-accounts that invest in one Portfolio for units of sub-accounts that invest in other Portfolios offered under the Contracts through a transfer between investment options available under the Contracts, subject to the terms and any specific limitations on the exchange (or transfer) privilege described in the Contract prospectus.

     Shareholder Rights and Securities to be Issued

     Both SAST and MFVAT are Massachusetts business trusts. There should be no material differences in the rights of shareholders of Portfolios of the two investment companies. The shares of the Acquiring Funds to be issued in the Acquisitions will be Class 1 shares, the class of shares with the lowest expenses of any of the Acquiring Funds' classes of shares.

     Capitalization


     The following tables show the capitalization of each Acquired Fund and the Class 1 shares of each Acquiring Fund as of July 31, 2003, and of each Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by each Acquiring Fund of the assets and liabilities of the corresponding Acquired Fund at net asset value:


------------------------------------------------------------------------------------------------------
                                MFVAT International   SAST International    SAST International
                                      Equity           Growth and Income     Growth and Income
                                                          (Class 1)        (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                     $4,536,510              $190,845,991           $195,382,501
------------------------------------------------------------------------------------------------------
 Shares outstanding              593,531                 23,062,628             23,610,516
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                          $7.64                   $8.28                  $8.28
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                               MFVAT Capital Growth    SAST Marsico Growth     SAST Marsico Growth
                                                             (Class 1)         (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                    $5,030,323               $58,884,955            $63,915,278
------------------------------------------------------------------------------------------------------
 Shares outstanding             497,136                  6,494,716              7,049,327
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                         $10.12                   $9.07                  $9.07
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                MFVAT Growth and          SAST Davis           SAST Davis
                                      Income             Venture Value        Venture Value
                                                           (Class 1)       (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                    $6,401,042               $1,742,782,105         $1,749,183,147
------------------------------------------------------------------------------------------------------
 Shares outstanding             627,164                  87,380,763             87,701,778
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                         $10.21                   $19.94                 $19.94
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                MFVAT Asset               SAST MFS                 SAST MFS
                                Allocation               Total Return            Total Return
                                                          (Class 1)           (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                     $4,772,510              $565,302,805           $570,075,315
------------------------------------------------------------------------------------------------------
 Shares outstanding              553,813                 37,112,504             37,425,866
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                          $8.62                   $15.23                 $15.23
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                  MFVAT U.S.                SAST Cash              SAST Cash
                             Government Income              Management             Management
                                                             (Class 1)        (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                     $1,871,606              $350,424,951           $352,296,557
------------------------------------------------------------------------------------------------------
 Shares outstanding              195,690                 32,224,206             32,396,387
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                          $9.56                   $10.87                 $10.87
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                MFVAT Money                  SAST Cash              SAST Cash
                                  Market                    Management             Management
                                                             (Class 1)        (pro forma combined)
------------------------------------------------------------------------------------------------------
 Net assets                     $2,065,901              $350,424,951           $352,490,852
------------------------------------------------------------------------------------------------------
 Shares outstanding              2,065,818               32,224,206             32,414,261
------------------------------------------------------------------------------------------------------
 Net asset value per
 share                          $1.00                   $10.87                 $10.87
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------
                                 SAST Cash Management
                       (pro forma combined with both MFVAT U.S.
                       Government Income and MFVAT Money Market)
----------------------------------------------------------------
 Net assets                         $354,362,458
----------------------------------------------------------------
 Shares outstanding                  32,586,442
----------------------------------------------------------------
 Net asset value per
 share                              $10.87
----------------------------------------------------------------

                         PRINCIPAL RISKS OF INVESTING IN
                        THE ACQUIRING AND ACQUIRED FUNDS


     The following tables describe the principal risks associated with investments in the Acquiring Funds. In addition, the risks of investing in the corresponding Acquired Fund are identified and any additional or different risks of investing in that Acquired Fund will be described. A brief summary of the key differences (if any) in the risks of investing in the Acquired and Acquiring Fund is presented at the end of each table.


SAST International Growth and Income and MFVAT International Equity

---------------------------------------------------------------------------------------------------------------
                   SAST International Growth and Income                  MFVAT International Equity
---------------------------------------------------------------------------------------------------------------
Principal     Risks of Investing Internationally: These           Risks of Investing Internationally
Risks         securities may be denominated in currencies         Substantially the same as for SAST
              other than U.S. dollars. Foreign investing          International Growth and Income.
              presents special risks. The value of an
              investment in this Portfolio may be affected        Risks of Investing in Emerging Market
              by fluctuating currency values, changing            Countries
              local and regional economic, political and          Substantially the same as for SAST
              social conditions, and greater market               International Growth and Income.
              volatility, and, in addition, foreign securities
              may not be as liquid as domestic securities.        Risks of Investing in Smaller Companies
                                                                  Substantially the same as for SAST
              Risks of Investing in Emerging Market               International Growth and Income.
              Countries: The risks associated with
              investment in foreign securities are                Risks of Investing in Equity Securities:
              heightened in connection with investments in        Substantially the same as for SAST
              the securities of issuers in developing or          International Growth and Income.
              "emerging market" countries. Emerging
              market countries may be more likely to              Risks of Investing in Growth Stocks
              experience political turmoil or rapid changes       Substantially the same as for SAST
              in economic conditions than developed               International Growth and Income.
              countries. As a result, these markets are
              generally more volatile than the markets of         Risks of Investing in "Non-Diversified"
              developed countries.                                Funds: A non-diversified fund can invest a
                                                                  larger portion of assets in the securities of
              Risks of Investing in Smaller Companies:            a single company or a group of companies
              Stocks of smaller companies may be more             than diversified funds. By concentrating in
              volatile than, and not as liquid as, those of       a smaller number of securities, this
              larger companies. Small and mid-sized               Portfolio's risk is increased because the
              companies may have limited product lines,           effect of each security on the Portfolio's
              markets or financial resources, and may             performance is greater.
              depend on a small management group.
                                                                  Risks of Investing in Unsponsored
              Risks of Investing in Equity Securities:            Depositary Receipts: Unsponsored
              The value of an investment in this Portfolio        depositary receipts may not provide as
              may fluctuate in response to stock market           much information about the underlying
              movements. The performance of different             issuer and may not carry the same voting
              types of equity stocks may rise or decline          privileges as sponsored depositary receipts.
              under varying market conditions. In addition,       Unsponsored depositary receipts are
              individual stocks selected for this Portfolio       issued by one or more depositaries in
              may underperform the market generally,              response to market demand, but without a
              relevant indices or other funds with                formal agreement with the issuer of the
              comparable investment objectives and                underlying securities.
              strategies.
                                                                  Risks of Investing in Debt or Convertible
                                                                  Securities: The value of an investment in
                                                                  this Portfolio may go up or down in
---------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                   SAST International Growth and Income                  MFVAT International Equity
-------------------------------------------------------------------------------------------------------------------
              Risks of Investing in Growth Stocks Growth          response to changes in interest rates or
              stocks are historically volatile.                   the credit quality of issuers of debt and
                                                                  convertible securities purchased by the
                                                                  Portfolio. To the extent the Portfolio is
                                                                  invested in debt securities such as bonds or
                                                                  money market instruments, movements in
                                                                  interest rates or changes in the market for
                                                                  debt securities generally may affect its
                                                                  performance. In addition, individual debt
                                                                  securities selected for any of this Portfolio
                                                                  may underperform the market generally,
                                                                  relevant indices or other funds with
                                                                  comparable investment objectives and
                                                                  strategies.

                                                                  Risks of Investing in Derivatives: These
                                                                  investments are more sensitive to changes in
                                                                  economic conditions than other types of
                                                                  investments and they could cause losses that
                                                                  exceed the Portfolio's original investment.
-------------------------------------------------------------------------------------------------------------------
Key             The risks of investing in the SAST International Growth and Income and MFVAT International Equity
Differences     Portfolios are substantially similar. While the greater variety of investments in which the MFVAT
                International Equity Portfolio may invest creates a greater variety of potential risks, it does not necessarily create more aggregate risk than the SAST International Growth and Income Portfolio, because the greatest potential risks in each case are those of investing in securities of foreign issuers, especially in those issued in emerging countries. To the extent that assets are invested in debt securities instead of such securities, for example, risk may be reduced rather than increased. Investments in debt securities, while potentially safer, may mean that less was invested in the types of growth securities purchased by both Portfolios and might thus result in lesser gains in times when such securities appreciate in value. Similarly, whether the non-diversification risks incurred by the MFVAT International Equity Portfolio but not the SAST International Growth
                and Income Portfolio would result in greater aggregate risk might depend in part on whether securities held in large blocks by the MFVAT International Equity Portfolio were safer or riskier securities than other securities in the two Portfolios.
-------------------------------------------------------------------------------------------------------------------

SAST Marsico Growth and MFVAT Capital Growth

------------------------------------------------------------------------------------------------
                       SAST Marsico Growth                         MFVAT Capital Growth
------------------------------------------------------------------------------------------------
 Principal   Risks of Investing in Technology           Risks of Investing in "Non-Diversified"
 Risks       Companies: Technology companies may        Funds: Substantially the same as for
             react similarly to certain market          SAST Marsico Growth.
             pressures and events. They may be
             significantly affected by short product    Risks of Investing in Equity Securities:
             cycles, aggressive pricing of products     Substantially the same as for SAST
             and services, competition from new         Marsico Growth.
             market entrants, and obsolescence of
             existing technology. As a result, the      Risks of Investing in Growth Stocks:
             returns of a fund that invests in          Substantially the same as for SAST
             technology companies may be considerably   Marsico Growth.
             more volatile than those of one that
             does not invest in technology companies.   Risks of Investing Internationally:
                                                        Substantially the same as for SAST
             Risks of Investing in "Non-Diversified"    Marsico Growth
             Funds: A non-diversified fund can invest
             a larger portion of assets in the          Risks of Investing in Small or Mid-Sized
             securities of a single company or a        Companies: Stocks of small or mid-sized
             group of companies than diversified        companies may be more volatile than, and
             funds. By concentrating in a smaller       not as liquid as, those of larger
             number of securities, this Portfolio's     companies. Small and mid-sized companies
             risk is increased because the effect of    may have limited product lines, markets
             each security on the Portfolio's           or financial resources, and may depend
             performance is greater.                    on a small management group.

             Risks of Investing in Equity Securities:   Risks of Investing in REITs: The value
             The value of an investment in this         of REITs may depend on the value of the
             Portfolio may fluctuate in response to     underlying properties or underlying
             stock market movements. The performance    loans. The value of REITs may decline
             of different types of equity stocks may    when interest rates rise. The value of a
             rise or decline under varying market       REIT may also be affected by the real
             conditions. In addition, individual        estate market and by management of the
             stocks selected for this Portfolio may     REIT's underlying properties. REITs may
             underperform the market generally,         be more volatile or more illiquid than
             relevant indices or other funds with       other types of securities.
             comparable investment objectives and
             strategies.                                Risks of Investing in Debt and
                                                        Convertible Securities: The value of an
             Risks of Investing in Growth Stocks        investment in this Portfolio may go up
             Growth stocks are historically volatile.   or down in response to changes in
                                                        interest rates or the credit quality of
             Risks of Investing Internationally:        issuers of debt and convertible
             These securities may be denominated in     securities purchased by the Portfolio.
             currencies other than U.S. dollars.        To the extent the Portfolio is invested
             Foreign investing presents special         in debt securities such as bonds or
             risks. The value of an investment in       money market instruments, movements in
             this Portfolio may be affected by          interest rates or changes in the market
             fluctuating currency values, changing      for debt securities generally may affect
             local and regional economic, political     its performance. In addition, individual
             and social conditions, and greater         debt securities selected for this
             market volatility, and, in addition,       Portfolio may underperform the market
             foreign securities may not be as liquid    generally, relevant indices or other
             as domestic securities.                    funds with comparable investment
                                                        objectives and strategies.
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                       SAST Marsico Growth                         MFVAT Capital Growth
-------------------------------------------------------------------------------------------------
                                                        Risks of Investing in Derivatives:
                                                        These investments are more
                                                        sensitive to changes in economic
                                                        conditions than other types of
                                                        investments and they could cause
                                                        losses that exceed the Portfolio's
                                                        original investment.
-------------------------------------------------------------------------------------------------
Key           The risks of investing in the SAST Marsico Growth and MFVAT Capital Growth
Differences   Portfolios are similar. The SAST Marsico Growth Portfolio may invest to a greater extent in technology companies, while the MFVAT Capital Growth Portfolio may invest to a greater extent in REITs, derivatives and repurchase agreements, and may invest in somewhat smaller companies than the SAST Marsico Growth Portfolio. The overall risks may be expected to be comparable, and which of the two Portfolios would offer the greater risk would vary from time to time as investment strategies and market conditions varied.
-------------------------------------------------------------------------------------------------

SAST Davis Venture Value and MFVAT Growth and Income

--------------------------------------------------------------------------------------------------------------
                       SAST Davis Venture Value                        MFVAT Growth and Income
--------------------------------------------------------------------------------------------------------------
Principal    Risks of Value Investing: The risk that the        Risks of Investing in Equity Securities:
Risks        portfolio manager's judgments that a               Substantially the same as for SAST Davis
             particular security is undervalued in relation     Venture Value.
             to the company's fundamental economic
             value may prove incorrect.                         Risks of Investing Internationally:
                                                                Substantially the same as for SAST Davis
             Risks of Investing in Equity Securities:           Venture Value.
             The value of an investment in this Portfolio
             may fluctuate in response to stock market          Risks of Investing in Emerging Market
             movements. The performance of different            Countries: The risks associated with
             types of equity stocks may rise or decline         investment in foreign securities are
             under varying market conditions. In addition,      heightened in connection with investments
             individual stocks selected for this Portfolio      in the securities of issuers in developing or
             may underperform the market generally,             "emerging market" countries. Emerging
             relevant indices or other funds with               market countries may be more likely to
             comparable investment objectives and               experience political turmoil or rapid
             strategies.                                        changes in economic conditions than
                                                                developed countries. As a result, these
             Risks of Investing Internationally: These          markets are generally more volatile than
             securities may be denominated in currencies        the markets of developed countries.
             other than U.S. dollars. Foreign investing
             presents special risks. The value of an            Risks of Investing in "Non-Diversified"
             investment in this Portfolio may be affected       Funds: A non-diversified fund can invest a
             by fluctuating currency values, changing           larger portion of assets in the securities of
             local and regional economic, political and         a single company or a group of companies
             social conditions, and greater market              than diversified funds. By concentrating in
             volatility, and, in addition, foreign securities   a smaller number of securities, this
             may not be as liquid as domestic securities.       Portfolio's risk is increased because the
                                                                effect of each security on the Portfolio's
                                                                performance is greater.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                       SAST Davis Venture Value                        MFVAT Growth and Income
--------------------------------------------------------------------------------------------------------
                                                                Risks of Investing in Unsponsored
                                                                Depositary Receipts: Unsponsored
                                                                depositary receipts may not provide as
                                                                much information about the underlying
                                                                issuer and may not carry the same voting
                                                                privileges as sponsored depositary
                                                                receipts. Unsponsored depositary
                                                                receipts are issued by one or more
                                                                depositaries in response to market
                                                                demand, but without a formal agreement
                                                                with the issuer of the underlying
                                                                securities.

                                                                Risks of Investing in Debt or
                                                                Convertible Securities: The value of an
                                                                investment in this Portfolio may go up
                                                                or down in response to changes in
                                                                interest rates or the credit quality of
                                                                issuers of debt and convertible
                                                                securities purchased by the Portfolio.
                                                                To the extent the Portfolio is invested
                                                                in debt securities such as money market
                                                                instruments, movements in interest rates
                                                                or changes in the market for debt
                                                                securities generally may affect its
                                                                performance. In addition, individual
                                                                debt securities selected for this
                                                                Portfolio may underperform the market
                                                                generally, relevant indices or other
                                                                funds with comparable investment
                                                                objectives and strategies.

                                                                Risks of Investing in Derivatives: These
                                                                investments are more sensitive to
                                                                changes in economic conditions than
                                                                other types of investments and they
                                                                could cause losses that exceed the
                                                                Portfolio's original investment.

--------------------------------------------------------------------------------------------------------
Key             The risks of investing in SAST Davis Venture Value and MFVAT Growth and Income are
Differences     substantially similar. Both invest primarily in equity securities. However, MFVAT
                Growth and Income is non-diversified while SAST Davis Venture Value is diversified. Also, SAST Davis Venture Value may invest more extensively in securities of emerging market countries, may be more sensitive to interest rate changes (due to its debt investments) and may invest in smaller issuers of equity securities than MFVAT Growth and Income.
--------------------------------------------------------------------------------------------------------

SAST MFS Total Return and MFVAT Asset Allocation

---------------------------------------------------------------------------------------------------------------
                      SAST MFS Total Return                                  MFVAT Asset Allocation
---------------------------------------------------------------------------------------------------------------
Principal   Risks of Investing in Equity Securities:            Risks of Investing in Equity Securities:
Risks       The value of an investment in this Portfolio        Substantially the same as for SAST MFS
            may fluctuate in response to stock market           Total Return.
            movements. The performance of different
            types of equity stocks may rise or decline          Risks of Investing in Bonds: Substantially
            under varying market conditions. In addition,       the same as for SAST MFS Total Return.
            individual stocks selected for this Portfolio
            may underperform the market generally,              Risks of Investing Internationally:
            relevant indices or other funds with                Substantially the same as for SAST MFS
            comparable investment objectives and                Total Return.
            strategies.
                                                                Risks of Investing in Mortgage-Related
            Risks of Investing in Bonds: The value of           Securities: Investments in mortgage-related
            an investment in this Portfolio may go up or        securities can cause the Portfolio's value to
            down in response to changes in interest rates       change more often and to a greater degree
            or defaults (or even the potential for future       than if it did not buy such securities
            default) by bond issuers. To the extent the         because the prepayment features on some
            Portfolio is invested in the bond market,           mortgage-related securities make them
            movements in the bond market generally              more sensitive to interest rate changes.
            may affect its performance. In addition,            Mortgage-related securities are subject to
            individual bonds selected for this Portfolio        scheduled and unscheduled principal
            may underperform the market generally,              payments as property owners pay down or
            relevant indices or other funds with                prepay their mortgages. As these payments
            comparable investment objectives and                are received, they must be reinvested when
            strategies.                                         interest rates may be higher or lower than
                                                                on the original mortgage security. When
            Risks of Investing in Junk Bonds: Junk              interest rates are rising, the value of debt
            bonds carry a substantial risk of default or        securities with prepayment features are
            changes in the issuer's creditworthiness, or        likely to decrease as much as or more than
            they may already be in default. A junk              securities without such features, but the
            bond's market price may fluctuate more than         value of mortgage-related securities with
            higher-quality securities and may decline           prepayment features may not increase as
            significantly. In addition, it may be more          much as other securities when interest rates
            difficult for the Portfolio to dispose of junk      fall. Principal-only or interest-only
            bonds or to determine their value. Junk             mortgage-backed securities are more
            bonds may contain redemption or call                volatile than other types of mortgagerelated
            provisions that, if exercised during a period       securities. They are very sensitive
            of declining interest rates, may force the          not only to changes in interest rates, but
            Portfolio to replace the security with a lower      also to the rate of prepayments. A rapid or
            yielding security. If this occurs, it will result   unexpected increase in prepayments can
            in a decreased return.                              significantly depress the price of interestonly
                                                                securities, while a rapid or unexpected
            Risks of Investing Internationally: These           decrease could have the same effect on
            securities may be denominated in currencies         principal-only securities. In addition, these
            other than U.S. dollars. Foreign investing          instruments may be illiquid.
            presents special risks. The value of an
            investment in this Portfolio may be affected        Risks of Investing in REITs: The value of
            by fluctuating currency values, changing            REITs may depend on the value of the
            local and regional economic, political and          underlying properties or underlying loans.
            social conditions, and greater market               The value of REITs may decline when
            volatility, and, in addition, foreign securities    interest rates rise. The value of a REIT
            may not be as liquid as domestic securities.        may also be affected by the real estate
                                                                market and by management of the REIT's
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                      SAST MFS Total Return                                  MFVAT Asset Allocation
--------------------------------------------------------------------------------------------------------
                                                                underlying properties. REITs may be more
                                                                volatile or more illiquid than other
                                                                types of securities.

                                                                Risks of Investing in Derivatives: These
                                                                investments are more sensitive to
                                                                changes in economic conditions than
                                                                other types of investments and they
                                                                could causes losses that exceed the
                                                                Portfolio's original investment.

                                                                Risks of Investing in Asset-Backed
                                                                Securities: Some asset-backed securities
                                                                may have additional risk because they
                                                                may receive little or no collateral
                                                                protection from the underlying assets.

                                                                Risks of Investing in Floating and
                                                                Variable-Rate Securities: Because the
                                                                interest rate changes on floating and
                                                                variable rate securities, the
                                                                Portfolio's yield may decline and it may
                                                                lose the opportunity for capital
                                                                appreciation when interest rates
                                                                decline.
--------------------------------------------------------------------------------------------------------
Key           The investments in junk bonds by SAST MFS Total Return present a type of risk not
Differences   present in MFVAT Asset Allocation. On the other hand, SAST MFS Total Return does not incur the risks that MFVAT Asset Allocation may incur in its investments in mortgage- backed securities, REITs, derivatives, asset-backed or floating rate securities. It is difficult to say which Portfolio incurs more risks over all and the risks could be very different from time to time depending on portfolio make-up and prevailing market conditions.
--------------------------------------------------------------------------------------------------------

SAST Cash Management and MFVAT U.S. Government Income

--------------------------------------------------------------------------------------------------------
                      SAST Cash Management                            MFVAT U.S. Government Income
Principal     Risks of Investing in Money Market                 Risks of Investing in Debt Securities:
Risks         Securities: The value of investments in            The value of an investment in debt
              high-quality short-term debt obligations           securities such as bonds tends to
              ("money market securities") may be                 decline when prevailing interest rates
              subject to changes in interest rates,              increase. Such a drop in value could be
              changes in the rating of any money                 worse if the Portfolio invests a larger
              market security and in the ability of an           portion of its assets in debt securities
              issuer to make payments of interest and            with longer maturities because long-term
              principal. This Portfolio does not                 debt securities are more sensitive to
              attempt to maintain a stable share                 interest rate changes than other
              value.                                             fixed-income securities.

                                                                 Risks of Investing in Mortgage-Related
                                                                 Securities: Investments in
                                                                 mortgage-related securities can cause
                                                                 the Portfolio's value to change more
                                                                 often and to a greater degree than if
                                                                 the Portfolio did not buy such
                                                                 securities because the prepayment
                                                                 features on some mortgage-related
                                                                 securities make them more sensitive to
                                                                 interest rate
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         SAST Cash Management               MFVAT U.S. Government Income
--------------------------------------------------------------------------------
                                       changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of debt securities with prepayment features are likely to decrease as much as or more than securities without such features, but the value of mortgage-related securities with prepayment features may not increase as much as other securities when interest rates fall. Principal-only or interest-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

                                       Risks of Investing Internationally:
                                       These securities may be denominated in
                                       currencies other than U.S. dollars.
                                       Foreign investing presents special
                                       risks. The value of an investment in
                                       this Portfolio may be affected by
                                       fluctuating currency values, changing
                                       local and regional economic, political
                                       and social conditions, and greater
                                       market volatility, and, in addition,
                                       foreign securities may not be as liquid
                                       as domestic securities.

                                       Risks of Investing in Derivatives: These
                                       investments are more sensitive to
                                       changes in economic conditions than
                                       other types of investments and they
                                       could causes losses that exceed the
                                       Portfolio's original investment. Risks
                                       of Investing in Asset-Backed Securities:
                                       Some asset-backed securities may have
                                       additional risk because they may receive
                                       little or no collateral protection from
                                       the underlying assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 SAST Cash Management            MFVAT U.S. Government Income
--------------------------------------------------------------------------------
                                              Risks of Investing in Floating and
                                              Variable-Rate Securities: Because
                                              the interest rate changes on
                                              floating and variable rate
                                              securities, the Portfolio's yield
                                              may decline and it may lose the
                                              opportunity for capital
                                              appreciation when interest rates
                                              decline.

                                              Risks of Investing in Dollar Rolls
                                              and Repurchase Agreements: These
                                              investments involve the risk that
                                              the other party does not live up
                                              to its obligations under the
                                              agreement.
--------------------------------------------------------------------------------
Key           MFVAT U.S. Government Income's investments in a wide variety of
Differences   instruments, including foreign investments, mortgage-backed securities and longer-term debt instruments, offer an opportunity for higher returns than SAST Cash Management, but also may result in a relatively higher level of risk than SAST Cash Management, whose investments are in short-term, high quality, money market instruments.
--------------------------------------------------------------------------------

SAST Cash Management and MFVAT Money Market

--------------------------------------------------------------------------------------------------------------
                          SAST Cash Management                             MFVAT Money Market
--------------------------------------------------------------------------------------------------------------
 Principal       Risks of Investing in Money Market               Risks of Investing in Money Market
 Risks           Securities: The value of investments in          Securities: Substantially the same as for
                 high-quality short-term debt obligations         SAST Cash Management. This Portfolio
                 ("money market securities") may be subject       attempts to maintain a stable share value.
                 to changes in interest rates, changes in the     Risks of Investing in Cash: Although the
                 rating of any money market security and in       Portfolio seeks to be fully invested, it may
                 the ability of an issuer to make payments of     at times hold some of its assets in cash.
                 interest and principal. This Portfolio does      which would hurt the Portfolio's
                 not attempt to maintain a stable share value.    performance.
--------------------------------------------------------------------------------------------------------------
Key             The risks of investments in the SAST Cash Management and MFVAT Money Market
Differences     Portfolios are nearly identical, except that the SAST Portfolio does not seek to maintain a stable net asset value.
--------------------------------------------------------------------------------------------------------------

                        RISK/RETURN BAR CHARTS AND TABLES

     SAST


     The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Acquiring Funds by showing changes in the Acquiring Funds' performance from calendar year to calendar year, and comparing the Acquiring Funds' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how an Acquiring Fund will perform in the future.

--------------------------------------------------------------------------------
                      SAST INTERNATIONAL GROWTH AND INCOME
--------------------------------------------------------------------------------
                                   (Class 1)*

       [DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE ORIGINAL REPORT]

  1998     1999    2000      2001      2002
-------------------------------------------
10.83%   24.18%   1.16%   -22.24%   -20.89%

During the period shown in the bar chart, the highest return for a quarter was 16.93% (quarter ended 12/31/98) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 06/30/03, the year-to-date return was 9.30%.


Average Annual Total Returns (as of the   Past One   Past Five         Class 1
calendar year ended December 31, 2002)      Year       Years     Since Inception (1)
------------------------------------------------------------------------------------
SAST International Growth and
 Income Class 1                             -20.89%     -3.05%           -1.67%
------------------------------------------------------------------------------------
MSCI EAFE Index (2)                         -15.94%     -2.89%           -3.20%
------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
(1)  Inception date: Class 1 is June 2, 1997.
(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australasia and the Far East.

--------------------------------------------------------------------------------
                               SAST MARSICO GROWTH
--------------------------------------------------------------------------------

                                   (Class 1)*

       [DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE ORIGINAL REPORT]

   2001      2002
-----------------
-13.53%   -11.24%

During the period shown in the bar chart, the highest return for a quarter was 10.85% (quarter ended 12/31/01) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 06/30/03, the year-to-date return was 13.59%.


 Average Annual Total Returns (as of the      Past One            Class 1
 calendar year ended December 31, 2002)         Year        Since Inception (1)
-------------------------------------------------------------------------------
 SAST Marsico Growth Class 1                    -11.24%            -12.36%
-------------------------------------------------------------------------------
 S&P 500 Index (2)                              -22.10%            -17.15%
-------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
(1) Inception date: Class 1 is December 29, 2000. The since inception return for the comparative index is as of the inception date month end.
(2) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------
                            SAST DAVIS VENTURE VALUE
--------------------------------------------------------------------------------
                                   (Class 1)*

       [DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE ORIGINAL REPORT]

  1995     1996     1997     1998     1999    2000      2001      2002
----------------------------------------------------------------------
37.45%   24.76%   34.32%   13.73%   16.11%   9.47%   -11.32%   -16.77%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 06/30/03, the year-to-date return was 13.20%.


Average Annual Total Returns (as of the      Past One      Past Five           Class 1
calendar year ended December 31, 2002)         Year          Years       Since Inception (1)
--------------------------------------------------------------------------------------------
SAST Davis Venture Value Class 1               -16.77%        1.30%              11.51%
--------------------------------------------------------------------------------------------
S&P 500 Index (2)                              -22.10%       -0.58%               9.78%
--------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
(1) Inception date: Class 1 is October 28, 1994. The since inception return for the comparative index is as of the inception date month end.
(2) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

--------------------------------------------------------------------------------
                              SAST MFS TOTAL RETURN
--------------------------------------------------------------------------------

                                   (Class 1)*

       [DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE ORIGINAL REPORT]

  1995    1996     1997     1998    1999     2000    2001     2002
------------------------------------------------------------------
27.64%   9.94%   16.90%   19.53%   2.88%   17.01%   0.52%   -4.85%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 06/30/03, the year-to-date return was 7.87%.


Average Annual Total Returns (as of the       Past One     Past Five           Class 1
calendar year ended December 31, 2002)          Year         Years       Since Inception (1)
--------------------------------------------------------------------------------------------
SAST MFS Total Return Class 1                   -4.85%        6.60%              10.44%
--------------------------------------------------------------------------------------------
S&P 500 Index (2)                              -22.10%       -0.58%               9.78%
--------------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index (3)        10.26%        7.54%               8.49%
--------------------------------------------------------------------------------------------
Blended Index (4)                               -9.05%        3.16%               9.19%
--------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
(1) Inception date: Class 1 is October 28, 1994. The since inception returns for the comparative indices are as of the inception date month end.
(2) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

--------------------------------------------------------------------------------
                              SAST CASH MANAGEMENT
--------------------------------------------------------------------------------

                                   (Class 1)*

       [DATA BELOW WAS REPRESENTED AS A BAR CHART IN THE ORIGINAL REPORT]

 1994    1995    1996    1997    1998    1999    2000    2001    2002
---------------------------------------------------------------------
3.80%   5.48%   4.91%   5.22%   5.05%   4.87%   6.05%   3.67%   1.40%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.27% (quarter ended 6/30/02). As of the most recent calendar quarter ended 06/30/03, the year-to-date return was 0.37%.


 Average Annual Total Returns (as of the     Past One     Past Five           Class 1
 calendar year ended December 31, 2002)        Year         Years       Since Inception (1)
--------------------------------------------------------------------------------------------
 SAST Cash Management Class 1                   1.40%        4.20%              4.30%
--------------------------------------------------------------------------------------------


* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
(1)  Inception date: Class 1 is February 9, 1993.

                      INFORMATION ABOUT THE ACQUIRING FUNDS

General


     SAST has filed this Prospectus/Proxy Statement with the SEC. Additional information about the Acquiring Funds is included in the Statement of Additional Information related to this Prospectus/Proxy Statement that has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Prospectus/Proxy Statement may be obtained without charge by calling (800) 858-8850. SAST files reports, proxy materials and other information with the SEC. You can inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street N.W., Washington D. C. 20549 and at the SEC's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, Washington D.C. 20549, at prescribed rates, or at no charge from the EDGAR database on the SEC's Web site at www.sec.gov.


Valuation of the Acquiring Fund Shares

     The net asset value per share for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Standard Time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market price. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trustees of SAST.

     Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Acquiring Funds do not price their shares. As a result, the value of these Portfolios' shares may change on days when SAST is not open for purchases or redemptions.

The Acquiring Funds' Investment Adviser and Manager

     AIG SunAmerica Asset Management Corp. ("SAAMCo") serves as investment adviser and manager for all the Acquiring Funds (and for the other Portfolios of SAST). SAAMCo selects the Acquiring Funds' Subadvisers, provides various administrative services and supervises the daily business affairs of each Acquiring Fund. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $31 billion as of December 31, 2002. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.


     SAAMCo has received an exemptive order from the SEC that permits SAAMCo, subject to certain conditions, to enter into agreements relating to SAST with Subadvisers approved by SAST's Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the SAST Board, but without shareholder approval, to employ new Subadvisers for new or existing SAST Portfolios, and change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of the Acquiring Funds have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of that Portfolio.


     In addition to serving as investment adviser and manager of SAST, SAAMCo serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Seasons Series Trust, SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Strategic Investment Series, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

     For the fiscal year ended January 31, 2003, each Acquiring Fund paid SAAMCo a fee equal to the following percentage of average daily net assets:

Acquiring Fund                                  Fee
SAST Cash Management .....................     0.48%
SAST MFS Total Return ....................     0.65%
SAST Davis Venture Value .................     0.71%
SAST Marsico Growth ......................     0.85%
SAST International Growth and Income .....     0.96%


The Acquiring Funds' Subadvisers

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval. Below are the Subadvisers with which SAAMCo currently has agreements to provide subadviser services.

Banc of America Capital Management, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2002, BACAP and its affiliates had over $310 billion in assets under management. BACAP serves as Subadviser for SAST Cash Management.

Davis Selected Advisers, L.P. d/b/a Davis Advisors (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2002, Davis had approximately $33.6 billion in assets under management. Davis serves as Subadviser for SAST Davis Venture Value.

Marsico Capital Management, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1300, Denver, Colorado 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for individuals, corporations, charities and retirement plans. As of December 31, 2002, Marsico had approximately $14.8 billion in assets under management. Marsico serves as Subadviser for SAST Marsico Growth.

Massachusetts Financial Services Company (MFS) is located at 500 Boylston Street, Boston, MA 02116. MFS is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. As of December 31, 2002, MFS had approximately $112.5 billion in assets under management. MFS serves as Subadviser to SAST MFS Total Return.

Putnam Investment Management, LLC (Putnam), is located at One Post Office Square, Boston, MA 02109. Putnam is a Delaware limited liability company. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2002, Putnam had approximately $250.9 billion in assets under management. Putnam serves as Subadviser to SAST International Growth and Income.

Portfolio Managers of the Acquiring Funds

 Acquiring      Adviser or       Name and Title of               Experience
    Fund        Subadviser       Portfolio Manager
                                      (and/or
                                  Management Team)
------------------------------------------------------------------------------------------
SAST            Putnam         o George W. Stairs,      o Mr. Stairs joined Putnam in
International                    CFA, Senior Vice         1994 and has 16 years of
Growth and                       President and Senior     investment experience. He is
Income                           Portfolio Manager        responsible for Asia Pacific
                                                          core equity, international core
                                                          equity, and international
                                                          value equity portfolios
                                                          and is a member of the
                                                          teams that manage Putnam
                                                          International Growth Fund
                                                          and Putnam International
                                                          Growth and Income Fund.

                               o Pamela R. Holding,     o Ms. Holding joined Putnam in
                                 CFA, Managing            1995 and has 15 years of
                                 Director and Senior      investment industry experience.
                                 Portfolio Manager        She is part of the team that
                                                          manages Putnam International
                                                          Growth and Income Fund and
                                                          Putnam Global Growth and
                                                          Income Fund.
------------------------------------------------------------------------------------------
SAST            Marsico        o Thomas F. Marsico,     o Mr. Marsico formed Marsico
Marsico                          Chairman and Chief       in 1997. From 1988 to 1997,
Growth                           Executive Officer        he was an Executive Vice
                                                          President and Portfolio
                                                          Manager at Janus Capital
                                                          Corporation.
------------------------------------------------------------------------------------------
SAST Davis      Davis          o Christopher C.         o Mr. Davis has been employed
Venture Value                    Davis, Portfolio         by Davis since 1989 as a
                                 Manager                  research analyst,
                                                          assistant portfolio
                                                          manager, co-portfolio
                                                          manager, and portfolio
                                                          manager.

                               o Kenneth C.             o Mr. Feinberg has been
                                 Feinberg,                employed by Davis since 1994
                                 Portfolio Manager        as a research analyst, assistant
                                                          portfolio manager, and
                                                          portfolio manager.
------------------------------------------------------------------------------------------

 Acquiring      Adviser or       Name and Title of               Experience
    Fund        Subadviser       Portfolio Manager
                                      (and/or
                                  Management Team)
------------------------------------------------------------------------------------------
SAST MFS        MFS            o David M. Calabro,      o Mr. Calabro joined MFS in
Total Return                     Senior Vice              1992 as a Vice President and
                                 President and            equity analyst. He became a
                                 Portfolio Manager        portfolio manager in 1993 and
                                                          was promoted to Senior Vice
                                                          President in 1998.

                               o Steven R. Gorham,      o Mr. Gorham, the manager of
                                 Senior Vice              the Portfolio's equity portion,
                                 President and            joined MFS in 1992, and has
                                 Portfolio Manager        been a portfolio manager
                                                          since 2002.

                               o Michael W.             o Mr. Roberge, the manager of
                                 Roberge, Senior          the Portfolio's fixed income
                                 Vice President and       portion, joined MFS in 1996,
                                 Portfolio Manager        and has been a portfolio
                                                          manager since 2002.

                               o Constantinos G.        o Mr. Mokas, manager of the
                                 Mokas, Senior Vice       Portfolio's equity portion,
                                 President and            joined MFS in1990 as a
                                 Portfolio Manager        research analyst. He was
                                                          promoted to Assistant Vice
                                                          President in 1994, Vice
                                                          President in 1996 and
                                                          portfolio manager in 1998.

                               o Lisa B. Nurme,         o Ms. Nurme, a manager of the
                                 Senior Vice              Portfolio's equity portion,
                                 President and            became a portfolio manager in
                                 Portfolio Manager        1995 and was promoted to
                                                          Senior Vice President in 1998.

                               o Kenneth J.             o Mr. Enright, a manager of the
                                 Enright, Senior          Portfolio's equity portion,
                                 Vice President and       joined MFS in 1986 as a
                                 Portfolio Manager        research analyst. He became
                                                          an Assistant Vice President
                                                          in 1987, Vice President in
                                                          1988, portfolio manager in
                                                          1993 and Senior Vice
                                                          President in 1999.
------------------------------------------------------------------------------------------
SAST Cash       BACAP          o Cash Investments       N/A
Management                       Team
------------------------------------------------------------------------------------------

Past Performance of the Acquiring Funds


     The past performance of the Acquiring Funds is incorporated by reference herein to the Annual Report to shareholders of the Acquiring Funds for the fiscal year ended January 31, 2003.


Financial Highlights

     The Acquiring Funds' audited financial highlights for the fiscal year ended January 31, 2003 are incorporated herein by reference to the Annual Report to shareholders of the Acquiring Funds for the same period. The financial highlights of the Acquiring Funds have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                      INFORMATION ABOUT THE ACQUIRED FUNDS


     The current Prospectus and Statement of Additional Information (File No. 811-08630), dated December 27, 2002, filed on December 20, 2002, and the current Annual Report (File No. 811-08630) for the fiscal year ended August 31, 2002, filed on November 4, 2002 (accession no. 0000912057-02-040822) and Semi-Annual Report (File No. 811-08630) for the six months ended February 28, 2003, filed on April 29, 2003 (accession no. 0001047469-03-015145) for the Acquired Funds are incorporated herein by reference and the current Annual and Semi-Annual Reports for the Acquired Funds are enclosed with this Prospectus/Proxy Statement. A copy of the current Prospectus and Statement of Additional Information for the Acquired Funds may be obtained without charge by writing to MFVAT at its address noted above or by calling 1-800-908-4782.


     Additional information about the Acquired Funds is included in the Statement of Additional Information related to this Prospectus/Proxy Statement that has been filed with the SEC and which is incorporated herein by reference. Copies of the Statement of Additional Information related to this Prospectus/Proxy Statement may be obtained without charge by calling (800) 858-8850. The Acquired Funds are subject to the requirements of the 1940 Act and, in accordance with such requirements, MFVAT files reports, proxy materials and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's Regional Offices at 233 Broadway, New York, NY 10279 and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 and are also available on the Commission's web site at http://www.sec.gov.

                               VOTING INFORMATION

The Meeting

     The Meeting will be held at 9:00 a.m., Eastern Standard Time, on December 1, 2003, at the offices of the MFVAT at the above address. The Meeting is being held to consider and vote on the Plan, pursuant to which six portfolios of the MFVAT will be merged into five portfolios of SAST, as well as any other business that may properly come before the Meeting or any adjournment. Only shareholders of the Acquired Funds are entitled to vote on this matter, and approval or disapproval of each Acquisition contemplated by the Plan will be done separately for those six Acquired Funds, as follows:

     o Shareholders of MFVAT International Equity will vote to approve or disapprove its merger into SAST International Growth and Income;

     o Shareholders of MFVAT Capital Growth will vote to approve or disapprove its merger into SAST Marsico Growth;

     o Shareholders of MFVAT Growth and Income will vote to approve or disapprove its merger into SAST Davis Venture Value;

     o Shareholders of MFVAT Asset Allocation will vote to approve or disapprove its merger into SAST MFS Total Return;

     o Shareholders of MFVAT U.S. Government Income will vote to approve or disapprove its merger into SAST Cash Management; and

     o Shareholders of MFVAT Money Market will vote to approve or disapprove its merger into SAST Cash Management.

A copy of the Plan is attached hereto as Exhibit A of this Prospectus/Proxy Statement.


     The MFVAT Board fixed the close of business on September 15, 2003, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof. All shares of the Acquired Funds held by an insurance company, whether as reserves for its obligations to Contract owners or otherwise, will be voted in proportion to the voting instructions received by that insurance company from its Contract owners, or, if no voting instructions are received by an insurance company with respect to an Acquired Fund, it will vote its shares in proportion to the votes of all other shareholders of that Acquired Fund. The number of shares for which a Contract owner is entitled to provide voting instructions will be determined by dividing his or her contract value allocated to the Acquired Fund on the Record Date by the share value of that Acquired Fund on the Record Date.

     Contract owners may revoke their voting instructions at any time before they are exercised by the insurance company's subsequent execution and submission of a revised proxy, by giving written notice of revocation to the Secretary at any time before the insurance company exercises the proxy or by voting in person at the Meeting. Each Contract owner who does not expect to attend the Meeting in person is requested to date, fill in, sign and return promptly the enclosed voting instruction card in the enclosed envelope, which needs no postage if mailed in the United States.


          If a Voting Instruction Card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the shares in favor of each of the proposals for which the Contract owner is entitled to provide voting instructions.

     If the necessary quorum to transact business or the vote required to approve or disapprove a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments at the Meeting, in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such an adjournment with respect to those voting instructions which have been voted in favor of the proposals and will vote against such an adjournment those voting instructions which have been voted against the proposal.

Proxy and Voting Instruction Solicitations

     The MFVAT Board of Trustees is soliciting proxies from shareholders of the Acquired Funds. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are the shareholders of record and are soliciting voting instructions from their Contract owners as to how to vote at the Meeting. Proxy and voting instruction solicitations will be done by mail. If additional solicitation should be necessary, the Life Companies may retain an outside firm for that purpose or may use certain of their employees for that purpose.

Required Vote

     Approval of each Acquisition requires the affirmative vote of "a majority of the outstanding voting securities" of each Acquired Fund, as defined under the 1940 Act. For that purpose, a vote of the holders of a "majority of the outstanding voting securities" of the Acquired Fund means the lesser of (1) the vote of 67% or more of the shares of the Acquired Fund represented at the Meeting at which the holders of more than 50% or more of the outstanding shares of the Acquired Fund are present or represented by proxy, or (2) the vote of the holders of more than 50% of the outstanding shares of the Acquired Fund.

Outstanding Shares and Principal Shareholders

     The Life Companies will vote on the Acquisitions as instructed by their Contract owners. As of the July 31, 2003, the Trustees and officers of MFVAT, as a group, owned less than 1% of the outstanding shares of any of the Acquired Funds.

     The name, address and percentage of ownership of shareholders that owned of record 5% or more of each Acquired Fund on the July 31, 2003, their percentage ownership of each Acquired Fund and the total number of shares of each Acquired Fund outstanding on July 31, 2003 are as follows:


    Acquired Fund        Total Number of     Name & Address of Acquired Fund             Percentage of
                       Shares of Acquired     Shareholders with at least 5%              Acquired Fund
                        Fund Outstanding       Ownership at July 31, 2003               Shares Held as
                        at July 31, 2003                                               of July 31, 2003
-------------------------------------------------------------------------------------------------------
MFVAT                  593,531              AIG SunAmerica Life Assurance Company      14.14%
International Equity                        Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    21.30%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
                                            AIG SunAmerica Life Assurance Company      64.56%

                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
MFVAT Capital          497,136              AIG SunAmerica Life Assurance Company      42.90%*
Growth                                      Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    57.09%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
MFVAT Growth and       627,164              AIG SunAmerica Life Assurance Company      33.56%
Income                                      Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    66.44%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
MFVAT Asset            553,813              AIG SunAmerica Life Assurance Company      14.14%
Allocation                                  Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    32.64%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      53.22%
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------

    Acquired Fund        Total Number of     Name & Address of Acquired Fund             Percentage of
                       Shares of Acquired     Shareholders with at least 5%              Acquired Fund
                        Fund Outstanding       Ownership at July 31, 2003               Shares Held as
                        at July 31, 2003                                               of July 31, 2003
-------------------------------------------------------------------------------------------------------
MFVAT U.S.             195,690              AIG SunAmerica Life Assurance Company      29.46%
Government Income                           Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    70.53%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
MFVAT Money            2,065,818            AIG SunAmerica Life Assurance Company      7.33%
Market                                      Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            First SunAmerica Life Assurance Company    19.64%
                                            FS Variable Annuity Account Two
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      73.02%
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------

     The name, address and percentage of ownership of shareholders that owned of record 5% or more of each Class 1 shares of the Acquiring Fund on the July 31, 2003, their percentage ownership of each Acquiring Fund and the total number of shares of each Acquiring Fund outstanding on the July 31, 2003 are as follows:

  Acquiring Fund         Total Number of    Name & Address of Acquiring Fund             Percentage of
                      Shares of Acquiring     Shareholders with at least 5%             Acquiring Fund
                        Fund Outstanding       Ownership at July 31, 2003               Shares Held as
                        at July 31, 2003                                               of July 31, 2003
-------------------------------------------------------------------------------------------------------
SAST International     23,062,628           AIG SunAmerica Life Assurance Company     7.65%
Growth and Income                           Variable Annuity Account Seven
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company     86.16%
                                            Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
SAST Marsico           6,494,716            AIG SunAmerica Life Assurance Company     99.24%
Growth                                      Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------

  Acquiring Fund         Total Number of    Name & Address of Acquiring Fund             Percentage of
                      Shares of Acquiring     Shareholders with at least 5%             Acquiring Fund
                        Fund Outstanding       Ownership at July 31, 2003               Shares Held as
                        at July 31, 2003                                               of July 31, 2003
-------------------------------------------------------------------------------------------------------
SAST Davis Venture     87,380,763           AIG SunAmerica Life Assurance Company      5.06%
Value                                       Variable Annuity Account Four
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      88.0%
                                            Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
SAST MFS Total         37,112,504           AIG SunAmerica Life Assurance Company      6.18%
Return                                      Variable Annuity Account Seven
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      90.27%
                                            Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------
SAST Cash              32,224,206           First SunAmerica Life Assurance Company    6.46%
Management                                  FS Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      13.18%
                                            Variable Annuity Account Four
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      9.20%
                                            Variable Annuity Account Seven
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100

                                            AIG SunAmerica Life Assurance Company      69.97%
                                            Variable Separate Account
                                            1 SunAmerica Center, Century City
                                            Los Angeles, CA 90067-6100
-------------------------------------------------------------------------------------------------------

                                                                       Exhibit A

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION


                 Acquisition of All of the Portfolio Series of
                       MUTUAL FUND VARIABLE ANNUITY TRUST
                                       By
                               Portfolio Series of
                             SUNAMERICA SERIES TRUST

     THIS FORM OF AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made this day of August, 2003, by and between:

     (i) Mutual Fund Variable Annuity Trust, a business trust created under the laws of The Commonwealth of Massachusetts ("MFVAT"), with its principal place of business at 522 Fifth Avenue, New York, New York 10036, on behalf of its portfolio series, International Equity Portfolio ("MFVAT International Equity"), Capital Growth Portfolio ("MFVAT Capital Growth"), Growth and Income Portfolio ("MFVAT Growth and Income"), Asset Allocation Portfolio ("MFVAT Asset Allocation"), U.S. Government Income Portfolio ("MFVAT U.S. Government Income"), and Money Market Portfolio ("MFVAT Money Market") (each an "Acquired Fund" and, together, the "Acquired Funds"); and,

     (ii) SunAmerica Series Trust, a business trust created under the laws of The Commonwealth of Massachusetts ("SAST"), with its principal place of business at 1 SunAmerica Center, Los Angeles, California 90067, on behalf of its portfolio series, International Growth and Income Portfolio ("SAST International Growth and Income"), Marisco Growth Portfolio ("SAST Marsico Growth"), Davis Venture Value Portfolio ("SAST Davis Venture Value"), MFS Total Return Portfolio ("SAST MFS Total Return"), and Cash Management Portfolio ("SAST Cash Management") (each an "Acquiring Fund" and, together, the "Acquiring Funds").

                             PLAN OF REORGANIZATION

     The reorganization described in this Plan will take place at a closing (the "Closing") on a date determined under Section 4 of the Plan (the "Closing Date") and will consist of:

     (i) the acquisition by:

          (A) SAST International Growth and Income of substantially all of the property, assets and goodwill of MFVAT International Equity;

          (B) SAST Marsico Growth of substantially all of the property, assets and goodwill of MFVAT Capital Growth;

          (C) SAST Davis Venture Value of substantially all of the property, assets and goodwill of MFVAT Growth and Income;

          (D) SAST MFS Total Return of substantially all of the property, assets and goodwill of MFVAT Asset Allocation;

          (E) SAST Cash Management of substantially all of the property, assets and goodwill of MFVAT U.S. Government Income; and,

          (F) SAST Cash Management of substantially all of the property, assets and goodwill of MFVAT Money Market;

in each case in exchange solely for Class 1 shares of beneficial interest, having no par value, of the Acquiring Fund;

     (ii) the distribution to the shareholders of each Acquired Fund of such Class 1 shares of the Acquiring Fund in exchange for and in redemption of such shareholders' shares in the Acquired Fund; and


     (iii) the termination of each Acquired Fund and if each of the Acquired Funds approves the Plan, the termination of MFVAT, as soon as practicable after the Closing, all upon and subject to the terms and conditions of this Plan hereinafter set forth (the "Acquisition").

1.   Declaration and Payment of Dividends by Acquired Funds.

     Immediately prior to the close of business on the Closing Date, each Acquired Fund shall calculate, declare and pay ordinary and capital gain dividends on its shares in amounts sufficient to distribute all of its investment company taxable income and all capital gains. Such dividends shall automatically be reinvested in additional shares of such Acquired Fund.

2. Transfer of Assets, Assumption of Liabilities, and Termination of Acquired Funds.

     (a) Subject to the terms and conditions of this Plan, each Acquired Fund shall convey, transfer and deliver to the corresponding Acquiring Fund at the Closing all of such Acquired Fund's then existing assets (including, without limitation, all portfolio securities and instruments, dividends and interest receivable, cash, goodwill, contractual rights of the Acquired Fund or MFVAT in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption, and encumbrances and restrictions on transfer arising under the Securities Act of 1933, as amended), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to:

          (i) pay the Acquired Fund's respective portion, if any, of the costs and expenses of carrying out this Plan (consisting of fees of counsel and accountants, and expenses of its termination contemplated hereunder), which costs and expenses shall be established on the Acquired Fund's books as liability reserves;

          (ii) discharge its unpaid liabilities on its books at the Closing Date; and

          (iii) pay such contingent liabilities as the Treasurer of MFVAT shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Fund's books in accordance with generally accepted accounting principles;

such existing assets, net of the reserves described in (i), (ii) and (iii), hereinafter referred to as the Acquired Fund's "Net Assets." Notwithstanding the foregoing, the Acquiring Funds shall also assume any other liabilities incurred by or on behalf of the Acquired Funds.

     (b) Each Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date, except for such rights as may arise by reason of the Acquired Fund's status as a holder of a security or other investment property which is to be transferred to the Acquiring Fund hereunder.

     (c) Subject to the terms and conditions of this Plan, each Acquiring Fund shall at the Closing deliver to the corresponding Acquired Fund the number of its Class 1 Shares (including any fractional share rounded to the nearest one-thousandth of a share) determined by dividing the net asset value per share of the shares of such Acquired Fund by the net asset value per share of the Acquiring Fund's Class 1 shares, and multiplying the result thereof by the number of outstanding shares of the Acquired Fund, as of the close of trading on the New York Stock Exchange on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 3 hereof.

     (d) Immediately following the Closing, or as soon thereafter as is conveniently practicable, each Acquired Fund shall distribute to each of its shareholders of record as of the close of business on the Closing Date that number of Class 1 shares of the corresponding Acquiring Fund (including any fractional share rounded to the nearest one-thousandth of a share) as shall have an aggregate value equal to the aggregate value of the shares of the Acquired Fund which were owned by such shareholder immediately prior to the Closing, in exchange for and in cancellation of such shareholder's shares of the Acquired Fund, such values to be determined in the manner and as of the time set forth in
Section 3 hereof. Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date, and all issued and outstanding shares of the Acquired Fund simultaneously shall be cancelled on the books of the Acquired Fund.


     (e) Following the completion of the distributions described in the preceding sub-paragraph and subject to the terms and conditions of the Plan, each Acquired Fund and MFVAT shall be terminated.

3.   Valuation.

     (a) The value of each Acquired Fund's Net Assets to be acquired by the corresponding Acquiring Fund hereunder shall be computed as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in such Acquired Fund's currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest in each Acquired Fund shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern Standard Time) on the Closing Date using the valuation procedures set forth in such Acquired Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of each Acquiring Fund's Class 1 shares shall be determined to the nearest full cent as of the close of trading on the New York Stock Exchange on the Closing Date using the valuation procedures set forth in such Acquiring Fund's currently effective prospectus.

4.   Closing and Closing Date.

     The Closing Date shall be December 5, 2003, or such later date as may be determined by mutual agreement of the officers of SAST and MFVAT. The Closing shall take place at the principal office of SAST, or at such other place as the officers of SAST shall designate, at the close of trading on the New York Stock Exchange on the Closing Date.

5.   Representations and Warranties by SAST on behalf of the Acquiring Funds.

     SAST makes the following representations and warranties with respect to each Acquiring Fund:

     (a) The Acquiring Fund is a series of SAST, a business trust created under the laws of The Commonwealth of Massachusetts on September 11, 1992, and is validly existing under the laws of that Commonwealth, with the power to own all of its properties and assets and to carry on the Acquiring Fund's business as it is now being conducted. SAST is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of SAST's Acquiring Fund shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to an exemption under the 1933 Act for private offerings, for the purpose of raising the required initial capital.

     (b) SAST is authorized to issue an unlimited number of shares of beneficial interest of the Acquiring Fund, without par value, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. The Acquiring Fund is further divided into three classes of shares, Class 1, Class 2 and Class 3, and an unlimited number of Class 1 shares of beneficial interest have been allocated and designated to the shares of the Acquiring Fund.

     (c) The financial statements appearing in SAST's Annual Report to Shareholders for the fiscal year ended January 31, 2003, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended July 31, 2002, fairly present the financial position of the Acquiring Fund as of such dates, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis, and since January 31, 2003, there has not been any material adverse change in any Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by MFVAT. For purposes of this subsection
(c), a decline in net asset value per share of Class 1 of an Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of the Acquiring Fund's liabilities, or the redemption of Acquiring Fund's Class 1 shares by the Acquiring Fund's Class 1 shareholders shall not constitute a material adverse change.

     (d) The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.

     (e) SAST has the necessary power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

     (f) The Acquiring Fund's portfolio is and has been invested in material compliance with the investment objectives, policies and limitations disclosed in its prospectus, and the Acquiring Fund has conducted its business in material compliance with the policies and practices disclosed in its prospectus and the requirements of the 1940 Act.

     (g) SAST, on behalf of the Acquiring Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

     (h) SAST has elected to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

     (i) As of the end of the most recent calendar quarter prior to the date of the Plan, and each prior calendar quarter since its inception, the Acquiring Fund was in compliance with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment or life insurance contracts and any amendments or other modifications to such Section or Regulation.

     (j) At the Closing, the Acquiring Fund will have good and marketable title to all of the securities and its other assets, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (k) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Fund.

     (l) The Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before the Closing Date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (m) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Fund.

     (n) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of SAST's Board of Trustees, which Board, including a majority of the Trustees who are not "interested persons," as such term is defined in the 1940 Act ("Independent Trustees"), of the Acquiring Funds, has made the findings described in Rule 17a-8 under the 1940 Act, and this Plan constitutes a valid and binding obligation of SAST enforceable in accordance with its terms.

     (o) A majority of the Trustees of SAST are Independent Trustees who select and nominate other Independent Trustees. Any person who acts as legal counsel for the Independent Trustees is an independent legal counsel.

6.   Representations and Warranties by MFVAT on behalf of the Acquired Funds.

     MFVAT makes the following representations and warranties with respect to each Acquired Fund:

     (a) The Acquired Fund is a series of MFVAT, a business trust created under the laws of the Commonwealth of Massachusetts on April 14, 1994, and is validly existing under the laws of that Commonwealth, with the power to own all of its properties and assets and to carry on the Acquired Fund's business as it is now being conducted. MFVAT is duly registered under the 1940 Act as an open-end, management investment company and all of MFVAT's Acquired Fund's shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to an exemption under the 1933 Act for private offerings, for the purpose of raising the required initial capital.

     (b) MFVAT is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, par value $0.001 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights. The shares of beneficial interest of the Acquired Fund have not been divided into classes.

     (c) The financial statements appearing in MFVAT's Annual Report to Shareholders for the fiscal year ended August 31, 2002, audited by PricewaterhouseCoopers LLP, and the Semiannual Report to Shareholders for the six month period ended February 28, 2003, fairly present the financial position of the Acquired Fund as of such dates, and the results of its operations for the periods indicated, in conformity with generally accepted accounting principles applied on a consistent basis, and since August 31, 2002, there has not been any material adverse change in any Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by SAST. For purposes of this subsection
(c), a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of the Acquired Fund's liabilities, or the redemption of Acquired Fund shares by the Acquired Fund's shareholders shall not constitute a material adverse change.

     (d) The books and records of the Acquired Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquired Fund.

     (e) MFVAT has the necessary power and authority to conduct the Acquired Fund's business as such business is now being conducted.

     (f) The Acquired Fund's portfolio is and has been invested in material compliance with the investment objectives, policies and limitations disclosed in its prospectus, and the Acquired Fund has conducted its business in material compliance with the policies and practices disclosed in its prospectus and the requirements of the 1940 Act.

     (g) MFVAT, on behalf of the Acquired Fund, is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by MFVAT's execution of or performance under this Plan.

     (h) MFVAT has elected to treat the Acquired Fund as a RIC for federal income tax purposes under Subchapter M of the Code, and the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

     (i) As of the end of the most recent calendar quarter prior to the date of the Plan, and each prior calendar quarter since its inception, the Acquired Fund was in compliance with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment or life insurance contracts and any amendments or other modifications to such Section or Regulation.

     (j) At the Closing, the Acquired Fund will have good and marketable title to all of the securities and other assets constituting its Net Assets, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (k) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquired Fund.

     (l) The Acquired Fund will not acquire Acquiring Fund shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders as contemplated herein.

     (m) The Acquired Fund's federal and other tax returns and reports required by law to be filed on or before the Closing Date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes. The Acquired Fund shall file its federal and other tax returns due for the fiscal period ending on the Closing Date as soon as reasonably practicable following the Closing, and adequate liability reserves shall have been provided for the payment of all federal or other taxes expected to be shown as due on said returns.

     (n) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquired Fund.

     (o) The execution, delivery and performance of this Plan have been duly authorized by all necessary action of MFVAT's Board of Trustees, which Board, including a majority of the Independent Trustees, has made the findings described in Rule 17a-8 under the 1940 Act, and this Plan constitutes a valid and binding obligation of MFVAT enforceable in accordance with its terms.

     (p) A majority of the Trustees of MFVAT are Independent Trustees who select and nominate other Independent Trustees. Any person who acts as legal counsel for the Independent Trustees is an independent legal counsel.

7.   Additional Covenants of the Parties.

     (a) Concurrently with approval and adoption of this Plan by the Board of Trustees of MFVAT, that Board of Trustees shall establish, in accordance with the requirements of MFVAT's Declaration of Trust and By-laws, a date for a meeting of the shareholders of each Acquired Fund to consider and vote upon this Plan (the "Meeting"), and a record date for determination of the shareholders of record of each Acquired Fund who shall be entitled to attend and vote at the Meeting (the "Record Date"), and shall cause to be furnished to SAST a notice of the Meeting, in form and substance reasonably acceptable to SAST. The Board of Trustees of MFVAT further shall indicate its approval and adoption of this Plan, and in such notice of the Meeting, its recommendation that shareholders of the Acquired Funds vote to approve the Plan at the Meeting.

     (b) (i) As soon as reasonably practicable following adoption and approval of this Plan by the Boards of Trustees of both SAST and the JPMorgan Trust, SAST shall cause to be filed with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the shares of the Acquiring Funds issuable hereunder upon consummation of the Plan (the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.

     (ii) SAST, on behalf of the Acquiring Funds, represents and warrants that at the time it becomes effective, the Registration Statement will comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder, and will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances in which made, not misleading, unless such statement or omission shall be based upon information provided by or at the direction of the JPMorgan Trust for inclusion therein; and SAST represents and warrants further that, at the date of the mailing to MFVAT shareholders, the date of the Meeting, and at the Closing Date, the prospectus and statement of additional information of the Acquiring Funds included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made therein, in the light of the circumstances in which made, not misleading.

     (c) MFVAT shall cause to be furnished to SAST a list of the shareholders of record of each Acquired Fund as of the Record Date as soon as reasonably practicable following the Record Date. SAST shall cause to be furnished to each shareholder of record of the Acquired Fund entitled to vote at the Meeting, and shall request that shareholders of record mail or otherwise distribute to each owner of a contract of variable insurance ("Contract Owner") entitled to instruct such shareholder of record with respect to the voting of shares of the Acquired Fund at such Meeting, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

8.   Conditions Precedent to Closing.

     The consummation of this Plan hereunder shall be subject to the following conditions, to be satisfied prior to or at the Closing:

     (a) That:

          (i) all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date;

          (ii) the performance of all obligations required by this Plan to be performed by MFVAT, on behalf of the Acquired Funds, and by SAST on behalf of the Acquiring Funds, respectively, shall occur prior to the Closing; and

          (iii) each of MFVAT and SAST shall execute and deliver at the Closing a certificate signed by a duly authorized officer of such trust to the foregoing effect.

     (b) The SEC shall not have issued an unfavorable management report under
Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.

     (c) No other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of any Acquired Fund or Acquiring Fund or would prohibit the transactions contemplated hereby.

     (d) This Plan shall have been approved by a vote of a "majority of the outstanding voting securities," as such term is defined in Section 2(a)(42) of the 1940 Act, of each Acquired Fund at the Meeting or any adjournment thereof; provided, however, that if this Plan shall be so approved as to some, but not all, Acquired Funds, this Plan may be consummated as to those Acquired Funds as to which this Plan has been so approved.


     (e) MFVAT shall create and deliver at Closing a statement of assets and liabilities of each Acquired Fund as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Fund shares to be issued pursuant to Section 2 of this Plan, which statement will accurately reflect its Net Assets as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) SAST shall create and deliver at Closing a statement of assets and liabilities of each Acquiring Fund as of the close of trading on the New York Stock Exchange on the Closing Date for the purpose of determining the number of Acquiring Fund shares to be issued pursuant to Section 2 of this Plan, which statement shall accurately reflect its net assets and outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (g) MFVAT, on behalf of each Acquired Fund, shall have provided for delivery as of the Closing of those Net Assets of each Acquired Fund to be transferred to the account of the corresponding Acquiring Fund at SAST's custodian, State Street Bank and Trust Company (the "Acquiring Fund Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, as follows:

          (i) Portfolio securities that are not held in book entry form in the name of the Acquired Fund's custodian, as record holder for the Acquired Fund, shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date and, at the Closing, shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof in accordance with the customary practice of brokers, and shall be accompanied by all necessary securities transfer stamps; and

          (ii) Portfolio securities held of record by the Acquired Fund's custodian in book entry form shall be delivered to the Acquiring Fund by the Acquired Fund's custodian by recording the transfer of beneficial ownership thereof on its records.

     The Acquiring Fund Custodian shall present at the Closing its written receipt for the portfolio securities of each Acquired Fund.

     (h) MFVAT, on behalf of each Acquired Fund, shall have prepared and deliver at the Closing a list of names and addresses of the shareholders of record of its shares and the number of shares of beneficial interest of each Acquired Fund owned by each such shareholder, all as of the close of trading on the New York Stock Exchange on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief.

     (i) SAST, on behalf of each Acquiring Fund, shall have prepared satisfactory evidence that each Acquiring Fund's shares to be issued at the Closing have been registered in an account on the books of the Acquiring Fund in such manner as the officers of MFVAT on behalf of each Acquired Fund reasonably shall deem appropriate.

     (j) There shall be delivered to SAST and MFVAT an opinion of Jorden Burt LLP, special counsel to SAST, to the effect that, provided the transactions contemplated hereby are carried out in accordance with this Plan, and based upon certificates of the officers of SAST and MFVAT with regard to matters of fact, Contract Owners with contract values allocated to the Acquiring and Acquired Funds will not incur any additional tax obligations because of the reorganization transactions. In the case of the acquisition of MFVAT U.S. Government Income by SAST Cash Management, the transaction, while taxable, will not be taxed because of the tax deferral provided by the variable contracts. Another opinion of counsel will conclude that the other transactions will constitute tax-free reorganizations, and Contract Owners with contract values allocated to the Acquiring and Acquired Funds will not incur any additional tax obligations because of the reorganization transaction.

     (k) There shall be delivered to SAST an opinion, in form and substance reasonably satisfactory to it, of counsel employed or retained by MFVAT (who may be an officer of MFVAT or its investment adviser) with respect to the Acquired Funds to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights and to general equity principles:

          (i) MFVAT is a business trust duly organized under the laws of the Commonwealth of Massachusetts, and is an existing business trust in good standing;

          (ii) MFVAT is authorized to issue an unlimited number of shares of beneficial interest of each Acquired Fund, par value $0.001 per share, and such shares have not been divided into classes. Assuming that the initial shares of beneficial interest of Acquired Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of MFVAT, and that all other outstanding shares of the Acquired Funds were sold, issued and paid for in accordance with the terms of the Acquired Funds' prospectuses in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (iii) Each Acquired Fund is a series of MFVAT, which is an open-end management investment company registered as such under the 1940 Act;

          (iv) Such counsel does not know of, and has not made independent inquiry or investigation to ascertain the existence of, any litigation or government proceeding instituted or threatened against MFVAT or any of the Acquired Funds that could be required to be disclosed in the applicable Registration Statement and is not so disclosed;

          (v) All actions required to be taken by MFVAT on behalf of the Acquired Funds to authorize this Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of MFVAT; and

          (vi) None of the execution, delivery or performance of this Plan by MFVAT on behalf of the Acquired Funds violates any provision of its Declaration of Trust or By-laws, or the provisions of such other agreement or instruments as are specified in that opinion; this Plan is the legal, valid and binding obligation of MFVAT on behalf of the Acquired Funds and is enforceable against MFVAT on behalf of the Acquired Funds in accordance with its terms.

     In giving the opinions set forth above, counsel will rely on certificates of the officers of MFVAT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of MFVAT. With respect to all matters of New York law, such counsel shall be entitled to rely on the opinion of Massachusetts counsel or New York counsel, as applicable, and may state that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of such Massachusetts counsel or New York counsel, as the case may be.

     (l) That there shall be delivered to MFVAT an opinion, in form and substance reasonably satisfactory to it, of counsel employed or retained by SAST (who may be an officer of SAST or its investment adviser) with respect to the Acquiring Funds to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:


          (i) SAST is a business trust duly organized under the laws of the Commonwealth of Massachusetts, and is an existing business trust in good standing;


          (ii) SAST is authorized to issue an unlimited number of shares of beneficial interest of each Acquiring Fund, without par value. Each Acquiring Fund is further divided into three classes of shares designated as the Acquiring Fund's Class 1, Class 2 and Class 3 shares, and an unlimited number of shares of beneficial interest, without par value, have been allocated and designated to the Acquiring Fund's Class 1 shares. Assuming that the initial shares of beneficial interest of each Acquiring Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-laws of SAST, and that all other outstanding shares of the Acquiring Funds were sold, issued and paid for in accordance with the terms of the Acquiring Funds' prospectuses in effect at the time of such sales, each such outstanding share of the Acquiring Funds is fully paid, non-assessable, freely transferable and has full voting rights;

          (iii) Each Acquiring Fund is a series of SAST, which is an open-end management investment company registered as such under the 1940 Act;

          (iv) Such counsel does not know of, and has not made independent inquiry or investigation to ascertain the existence of, any litigation or government proceeding instituted or threatened against SAST or any of the Acquiring Funds that could be required to be disclosed in the applicable Registration Statement and is not so disclosed;

          (v) Each Acquiring Fund's shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and sold as provided in this Plan for the consideration stated in this Plan, which shall in each event be at least equal to the net asset value per share, they will have been validly issued and fully paid and will be non-assessable, and no shareholder of any Acquiring Fund has any pre-emptive right to subscribe for or purchase those shares;

          (vi) All actions required to be taken by SAST on behalf of the Acquiring Funds to authorize this Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of SAST; and

          (vii) None of the execution, delivery or performance of this Plan by SAST on behalf of the Acquiring Funds violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which SAST is a party or by which SAST is otherwise bound; this Plan is the legal, valid and binding obligation of SAST on behalf of the Acquiring Funds and is enforceable against SAST on behalf of the Acquiring Funds in accordance with its terms.

     In giving the opinions set forth above, counsel will rely on certificates of the officers of SAST with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SAST.

     (m) SAST's Registration Statement with respect to the Acquiring Funds' Class 1 shares to be delivered to the Acquired Funds' shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of such Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (n) That each Acquiring Fund's shares to be delivered hereunder shall be eligible for sale by SAST with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund's shares lawfully to be delivered to each holder of the Acquired Funds' shares.

9.   Brokerage Fees and Expenses.

     (a) SAST, on behalf of each Acquiring Fund, and MFVAT, on behalf of each Acquired Fund, each represents and warrants to the other and to such other funds that there are no broker or finders' fees payable in connection with the transactions contemplated herein.


     (b) Costs associated with the Acquisition will not be borne by the Acquiring or Acquired Funds, but rather will be split among the Life Companies (AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation) and JPMorgan Chase as mutually agreed by those parties. The costs to be so split include attorneys' fees, accountants' fees, the costs of printing, assembling and mailing the Prospectus/Proxy Statement and other proxy solicitation materials to Contract Owners and tabulation costs. In addition, the costs of certain technology changes to accommodate the acquisitions will be borne by the Life Companies.


10.  Termination; Postponement; Waiver; Order.

     (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time with respect to any Acquired Fund (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing, or the Closing may be postponed by resolution of each of the Boards of Trustees of SAST and MFVAT, if circumstances develop that, in the opinion of the Boards of Trustees, make proceeding with the Plan inadvisable with respect to the Acquired Fund.


     (b) If the transactions contemplated by this Plan have not been consummated by June 30, 2004, the Plan shall automatically terminate on that date, unless a later date is established by mutual agreement.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither SAST, MFVAT, the Acquired Funds, the Acquiring Funds nor the trustees, officers, agents or shareholders of the Acquired Funds or the Acquiring Funds shall have any liability in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees of SAST or MFVAT if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of the Acquired Funds or the Acquiring Funds, as the case may be.

     (e) The respective representations, warranties and covenants of the parties contained in Sections 5, 6 and 7 hereof shall expire with and be terminated by the consummation of this Plan. Notwithstanding the preceding sentence, Section 7(b)(ii) hereof shall survive the consummation of this Plan. Neither SAST nor MFVAT, nor any of their respective officers, trustees, agents or shareholders nor the Acquiring Funds or Acquired Funds, nor any of their shareholders, shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of any of the Acquiring Funds or Acquired Funds, or of SAST or MFVAT, against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to any of the Acquiring Funds' or Acquired Funds' shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Boards of Trustees of each of SAST and MFVAT to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of the Acquiring Fund's shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the Meeting, this Plan shall not be consummated and shall terminate, unless the Trust shall promptly call a special meeting of the shareholders of the Acquired Fund at which such conditions so imposed shall be submitted for approval.

11.  Entire Agreement and Amendments.

     This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by action of both SAST on behalf of the Acquiring Funds and MFVAT on behalf of the Acquired Funds.

12.  Counterparts.

     This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute one and the same instrument.

13.  Notices.

     Any notice, report or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed as follows:

     If to SunAmerica Series Trust:

     SunAmerica Series Trust
     1 SunAmerica Center
     Los Angeles, CA 90067
       Attn: Mallery Reznik, Esq.

     with a copy to:

     AIG Sunamerica Asset Management Corp.
     Harborside Financial Center
     3200 Plaza 5
     Jersey City, NJ 07311-4992
       Attn: Robert M. Zakem, Esq.

     with a copy to:

     Jorden Burt LLP
     1025 Thomas Jefferson Street, NW, Suite 400-East
     Washington, DC 20007
       Attn: Joan E. Boros, Esq.

     If to Mutual Fund Variable Annuity Trust:

     Mutual Fund Variable Annuity Trust
     522 Fifth Avenue
     New York, NY 10036

     with a copy to:

     Sullivan & Cromwell
     125 Broad Street
     New York, NY 10004
       Attn: John E. Baumgardner, Jr., Esq.

14.  Capacity.

     A copy of each of SAST's and MFVAT's Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Plan is executed on behalf of the Trustees of each of SAST and MFVAT as trustees and not individually, and that the obligations under this instrument are not binding upon any of the trustees, officers or shareholders of either SAST or MFVAT individually, but binding only upon the assets and property of the Acquired Funds and the Acquiring Funds, as the case may be.

15.  Governing Law.

     This Plan shall be governed by and carried out in accordance with applicable federal securities laws and the laws of the State of New York, except that the provisions of Section 14 hereof shall be governed by the laws of the Commonwealth of Massachusetts.

     IN WITNESS WHEREOF, SunAmerica Series Trust, on behalf of the Acquiring Funds, has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first above written.

                                        SUNAMERICA SERIES TRUST, on behalf of
                                        its International Growth and Income
                                        Portfolio, Marisco Growth Portfolio,
                                        Davis Venture Value Portfolio; MFS Total
                                        Return Portfolio, and Cash Management
                                        Portfolio

Attest:

_____________________________________    By: ___________________________________
[name]                                       [name]
[title]                                      [Title]

IN WITNESS WHEREOF, Mutual Fund Variable Annuity Trust, on behalf of the Acquired Funds, has caused this Plan to be executed on their behalf by its duly authorized officers, all as of the date and year first above written.

                                        MUTUAL FUND VARIABLE ANNUITY TRUST, on
                                        behalf of its International Equity
                                        Portfolio, Capital Growth Portfolio,
                                        Growth and Income Portfolio, Asset
                                        Allocation Portfolio, U.S. Government
                                        Income Portfolio, and Money Market
                                        Portfolio

Attest:

_____________________________________    By: ___________________________________
[name]                                       [name]
[title]                                      [Title]

                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                             SUNAMERICA SERIES TRUST


                            Dated September 22, 2003


                          Acquisition of the Assets of
                         INTERNATIONAL EQUITY PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                           ASSET ALLOCATION PORTFOLIO
                        U.S. GOVERNMENT INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                 of Mutual Fund Variable Annuity Trust ("MFVAT")
                      (collectively, the "Acquired Funds")

                  By and in Exchange for the Class 1 Shares of
                    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                            MARSICO GROWTH PORTFOLIO
                          DAVIS VENTURE VALUE PORTFOLIO
                           MFS TOTAL RETURN PORTFOLIO
                            CASH MANAGEMENT PORTFOLIO
                       of SunAmerica Series Trust ("SAST")
                      (collectively, the Acquiring Funds")



     This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement dated September 22, 2003 for the special meeting of the shareholders as of the Record Date for the Mutual Fund Variable Annuity Trust ("MFVAT"): International Equity Portfolio ("MFVAT International Equity"), Capital Growth Portfolio ("MFVAT Capital Growth"), Growth and Income Portfolio ("MFVAT Growth and Income"), Asset Allocation Portfolio ("MFVAT Asset Allocation"), U.S. Government Income Portfolio ("MFVAT U.S. Government Income"), and Money Market Portfolio ("MFVAT Money Market"). (Capitalized terms not defined herein shall have the meaning given to them in the Prospectus/Proxy Statement. Technical terms are defined in the attached glossary.) The Meeting is to be held on December 1, 2003. A copy of the Prospectus/Proxy Statement may be obtained free of charge by calling (800) 858-8850 or writing SAST at 1 SunAmerica Center, Los Angeles, CA 90067-6022.


     The Prospectus/Proxy Statement describes certain transactions contemplated by the Acquiring Funds' proposed acquisition of the Acquired Funds pursuant to the terms of the Plan of Reorganization ("Plan"). Under the Plan, the International Growth and Income Portfolio ("SAST International Growth and Income") will acquire substantially all of the property, assets and goodwill of MFVAT International Equity; the Marsico Growth Portfolio ("SAST Marsico Growth") will acquire substantially all of the property, assets and goodwill of MFVAT Capital Growth; the Davis Venture Value Portfolio ("SAST Davis Venture Value") will acquire substantially all of the property, assets and goodwill of MFVAT Growth and Income; the MFS Total Return Portfolio ("SAST MFS Total Return") will acquire substantially all of the property, assets and goodwill of MFVAT Asset Allocation; the Cash Management Portfolio ("SAST Cash Management") will acquire substantially all of the property, assets and goodwill of MFVAT U.S. Government Income, and SAST Cash Management will acquire substantially all of the property, assets and goodwill of MFVAT Money Market.

     The distribution of the particular Class 1 Acquiring Fund shares to the shareholders of the corresponding Acquired Fund will occur in exchange for and in redemption of such shareholders' shares in the Acquired Fund.


     As previously stated, this Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus/Proxy Statement (Class 1) of SunAmerica Series Trust, dated September 22, 2003. This SAI consists of this document and the following described documents, each of which will be delivered with the Prospectus/Proxy Statement and is incorporated by reference herein:


     (1) The Annual Report to Shareholders of the Acquired Funds (File No. 811-08630) for the fiscal year ended August 31, 2002, filed with the Securities and Exchange Commission on November 4, 2002 (accession no.
0000912057-02-040822);

     (2) The Semi-Annual Report to Shareholders of the Acquired Funds (File No. 811-08630) for the six months ended February 28, 2003, filed with the Securities and Exchange Commission on April 29, 2003 (accession no. 0001047469-03-015145), and

     (3) The Annual Report to Shareholders of the Acquiring Funds (File No. 811-07238) for the fiscal year ended January 31, 2003, filed with the Securities and Exchange Commission on April 7, 2003 (accession no. 0000950129-03-001982).

You may request a copy of the Prospectus/Proxy Statement and/or Annual Report at no charge by calling (800) 445-SUN2 or writing us at the address below.

                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299
                                 (800) 445-SUN2


                               September 22, 2003

TABLE OF CONTENTS


INTRODUCTION ..............................................................    1

SAST ......................................................................    1

SUBADVISORY AGREEMENTS ....................................................    1

   Subadviser Compensation ................................................    2

   Subadvisory Fees .......................................................    3

INVESTMENT OBJECTIVES AND POLICIES ........................................    3

   Supplemental Investment/Risk Chart .....................................    4

   Supplemental Information about Derivatives and Their Use ...............    4

   Supplemental Information Concerning High-Yield, High-Risk Bonds and
      Securities Ratings ..................................................    6

INVESTMENT RESTRICTIONS ...................................................    7

   Investment Restrictions of SAST Cash Management ........................    7

   Investment Restrictions of SAST International Growth and Income, SAST
      Marsico Growth, SAST Davis Venture Value, and SAST MFS Total Return .    9

SAST OFFICERS AND TRUSTEES ................................................   10

TRUSTEE OWNERSHIP OF PORTFOLIO SHARES .....................................   13

   Independent Trustees ...................................................   13

   Interested Trustees ....................................................   13

COMPENSATION TABLE ........................................................   14

INVESTMENT ADVISORY AND OTHER SERVICES ....................................   14

   Investment Advisory and Management Agreement ...........................   14

   Adviser Compensation ...................................................   16

   Advisory Fees ..........................................................   16

CODE OF ETHICS - PERSONAL SECURITIES TRADING ..............................   16

DISTRIBUTION AGREEMENT ....................................................   17

RULE 12b-1 PLANS ..........................................................   17

   Distribution, Account Maintenance and Service Fees .....................   18

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES ................................   18

PERFORMANCE DATA ..........................................................   21

   Distribution Rate Calculation ..........................................   22

   Comparisons ............................................................   22

VOTING POLICIES ...........................................................   24

PRICING OF SHARES .........................................................   24

EXECUTION OF PORTFOLIO TRANSACTIONS .......................................   25

   2003 Brokerage Commissions .............................................   27

   2002 Brokerage Commissions .............................................   27

   2001 Brokerage Commissions .............................................   27

FINANCIAL STATEMENTS ......................................................   29

   SAST ...................................................................   29

   MFVAT ..................................................................   29

PRO FORMA FINANCIAL STATEMENTS ............................................   29

PROXY VOTING POLICIES AND PROCEDURES ......................................   29

GENERAL INFORMATION .......................................................   31

GLOSSARY ..................................................................   32

SUPPLEMENTAL GLOSSARY .....................................................   37

CORPORATE BOND AND COMMERCIAL PAPER RATINGS ...............................   59

                                  INTRODUCTION


     This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated September 22, 2003 relating to the proposed reorganization of the Acquired Funds of MFVAT into the Acquiring Funds of SAST in connection with the solicitation by the MFVAT Board of Trustees of proxies to be voted at the Meeting of Shareholders of MFVAT to be held on December 1, 2003.


                                      SAST

     The SunAmerica Series Trust ("SAST"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. SAST is composed of 33 separate portfolios (each a "Portfolio"), including the Acquiring Funds. Shares of SAST are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life insurance policies in the future.

     Shares of SAST are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation and American General Life Insurance Company, a Texas corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of SunAmerica Inc., a Delaware corporation, which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York and American General Life Insurance Company are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

     SAST commenced operations on February 9, 1993 with the Cash Management Portfolio. The SAST Trustees (the "Trustees") subsequently approved the addition of the Balanced/Phoenix Investment Counsel and Venture Value Portfolios which commenced operations on October 21, 1994; the International Growth and Income Portfolio which commenced operations on April 7, 1997 and the Marsico Growth Portfolio which commenced operations on December 29, 2000. Effective January 12, 1999, SAST's fiscal year end changed from November 30 to January 31.

     The Trustees approved the renaming of the following Portfolios: the Balanced/Phoenix Investment Counsel Portfolio to MFS Total Return Portfolio, effective January 1, 1999 and Venture Value Portfolio to Davis Venture Value Portfolio, effective April 10, 2000.

                             SUBADVISORY AGREEMENTS

     Banc of America Capital Management, LLC ("BACAP"), Davis Selected Advisers, L.P. d/b/a Davis Advisors ("Davis"), Marsico Capital Management, LLC ("Marsico"), Massachusetts Financial Services Company ("MFS"), and Putnam Investment Management, LLC ("Putnam") act as Subadvisers to certain of SAST's Portfolios pursuant to various Subadvisory Agreements with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"). Under the Subadvisory Agreements, the Subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees.

     BACAP is a wholly-owned subsidiary of Bank of America NA, which in turn is a wholly owned banking subsidiary of Bank of America Corporation. MFS is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Putnam is a Delaware limited liability company.

     The Subadvisory Agreements, after initial approval with respect to a Portfolio, continue in effect for a period of two years, in accordance with their terms, unless terminated, and may thereafter be renewed from year to year as to a Portfolio for so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreement may be terminated at any time, without penalty, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, or by SAAMCo on not less than 30 nor more than 60 days' written notice to the Subadviser, or by the Subadviser on 90 days' written notice to SAAMCo and SAST. Under the terms of the Subadvisory Agreement, the Subadviser is not liable to the Portfolios, or their shareholders, for any act or omission by it or for any losses sustained by the Portfolios or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

     In approving each Subadvisory Agreement, the Board, including the disinterested Trustees, considered the reasonableness of the fee paid to the Subadviser by the Adviser in light of the extent and quality of the advisory services provided and any additional benefits received by the Subadviser or its affiliates in connection with providing services to the Portfolios and compared the fees charged by the Subadviser to those paid by similar funds for comparable services. The Board also considered each Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Portfolio in comparison to other funds of comparable size, the history, reputation and qualifications and background of the management personnel and the Portfolios' financial condition, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to Portfolio performance and the Subadviser's services, and benefits potentially accruing to the Subadviser and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Subadviser, if any, as well as research services received by the Subadviser from broker-dealers who execute transactions on behalf of the Portfolios. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Subadvisory Agreement was in the best interests of each Portfolio and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

     The Adviser pays each Subadviser a monthly fee with respect to each Portfolio for which the Subadviser performs services, based on average daily net assets, at the following annual rates:

Subadviser Compensation

SUBADVISER   PORTFOLIO                              FEE
----------   ---------                              ---
Putnam       SAST International Growth and Income   0.65% on the first $150 million
                                                    0.55% on the next $150 million
                                                    0.45% thereafter

Marsico      SAST Marsico Growth                    0.45% of Net Assets

Davis        SAST Davis Venture Value               0.45% on the first $100 million
                                                    0.40% on the next $400 million
                                                    0.35% thereafter

MFS          SAST MFS Total Return                  0.375% of Net Assets

BACAP        SAST Cash Management                   0.15% on the first $750 million
                                                    0.10% thereafter

The following table sets forth the fees paid to the Subadvisers, for the fiscal years ended January 31, 2001, 2002 and 2003.

Subadvisory Fees

SUBADVISER   PORTFOLIO                      2003         2002         2001
----------   ---------                      ----         ----         ----

Putnam       SAST International Growth   $1,543,594   $1,764,790   $1,803,494
             and Income

Marsico      SAST Marsico Growth         $  212,232   $   44,804   $    2,210*

Davis        SAST Davis Venture Value    $7,426,281   $9,002,306   $9,319,997

MFS          SAST MFS Total Return       $2,157,206   $1,464,243   $  907,814

BACAP        SAST Cash Management        $  957,156   $1,026,984   $   62,289**

*    For the period 12/29/00 (commencement of operations) through 1/31/01.

** For the period 12/29/00 (date management of Portfolio was transferred from SAAMCo to BACAP) through 1/31/01.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment goal and principal investment strategy for each of the Acquiring Funds, along with certain types of investments the Acquiring Funds make under normal market conditions and for efficient portfolio management, are described under "Investment Objectives and Policies" in the Prospectus/Proxy Statement. The following charts and information supplement the information contained in the Prospectus/Proxy Statement and also provide information concerning investments the Portfolios make on a periodic basis, which includes infrequent investments or investments in which the Portfolios reserve the right to invest. Unless otherwise indicated, investment restrictions, including percentage limitations, are based on the net assets of each Portfolio and apply at the time of purchase. We will notify shareholders at least 60 days prior to any change to a Portfolio's investment goal or to a Portfolio's investment strategy that is inconsistent with the Portfolio's name, if applicable. "Net assets" will take into account borrowing for investment purposes.

     Supplemental Investment/Risk Chart*

------------------------------------------------------------------------------------------------------------------------
                         SAST         SAST Marsico Growth   SAST Davis Venture    SAST MFS Total         SAST Cash
                     International                                Value               Return            Management
                   Growth and Income
------------------------------------------------------------------------------------------------------------------------
In what other      -Equity            -Securities          -Equity securities    -Defensive         -Borrowing for
types of           securities:        lending (up to 33    -Small cap stocks     investments        temporary or
investment may     convertible        1/3%)                -Fixed income         -Borrowing for     emergency purposes
the Portfolio      securities,        -REITS               securities:           temporary or       (up to 5%)
periodically       warrants           -Registered          investment grade      emergency          -Illiquid
invest?            -Fixed income      investment           corporate bonds       purposes (up to    securities (up to
                   securities:        companies            -Options              33 1/3%)           10%)
                   investment grade                        -Illiquid             -Illiquid          -Registered
                   securities                              securities (up to     securities (up     investment
                   -Hybrid                                 15%)                  to 15%)            companies
                   instruments                             -Registered
                   -Illiquid                               investment
                   securities (up                          companies (up to
                   to 15%)                                 10%)
                   -Options and                            -Currency
                   futures                                 transactions
                   -Forward                                -Borrowing for
                   commitments                             temporary or
                   -Junk bonds (up                         emergency purposes
                   to 20%)                                 (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------
What other types   -Derivatives       -Derivatives         -Foreign exposure     -Illiquidity       -Credit quality
of risks may       -Growth stocks     -Currency            -Hedging              -Currency
potentially or     -Illiquidity       volatility           -Illiquidity          volatility
periodically       -Small and         -Emerging markets    -Interest rate        -Emerging markets
affect the         medium sized       -Illiquidity         fluctuations
Portfolio?         companies                               -Currency volatility
                   -Emerging markets                       -Emerging markets
                   -Credit quality
------------------------------------------------------------------------------------------------------------------------

* See Appendix A ("Glossary") for terms used in the Supplemental Investment/Risk Chart. We have also included a supplemental glossary to define investment and risk terminology used in the chart that does not otherwise appear in the Glossary. In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminology that appears in the Glossary.

Supplemental Information about Derivatives and Their Use

     SAST's custodian, or a securities depository acting for the custodian, will act as each Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

     An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

     In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

     Regulatory Aspects of Derivatives. Each Portfolio that utilizes derivatives must operate within certain restrictions as to its long and short positions in futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act of 1940 (the "1940 Act"), when a Portfolio purchases a future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such future, less the margin deposit applicable to it.

     Possible Risk Factors in Derivatives. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Adviser/Subadviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying futures and/or calls on such futures or on debt securities, it is possible that the market may decline; if the Adviser/Subadviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

Supplemental Information Concerning High-Yield, High-Risk Bonds and Securities Ratings

     HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

     Sensitivity to Interest Rate and Economic Changes - High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

     Payment Expectations - High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

     Liquidity and Valuation - There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to its investments, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

     The Adviser or Subadviser attempts to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Adviser or Subadviser, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements concerning the ratings of securities:

     - SAST CASH MANAGEMENT invests only in securities determined, in accordance with procedures established by the SAST's Board of Trustees (the "Board of Trustees"), to present minimal credit risks. It is the current policy to invest only in instruments rated in the highest rating category by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's (for example, commercial paper rated P-1 and A-1 by Moody's and Standard & Poor's, respectively) or in instruments that are issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities, as to the payment of principal and interest, or in other instruments rated in the highest two categories by either Moody's or Standard & Poor's, provided the issuer has commercial paper rated in the highest rating category by Moody's and Standard & Poor's.

     - SAST INTERNATIONAL GROWTH AND INCOME may invest up to 20% of its total assets in bonds rated as low as C by Moody's or Standard & Poor's.

     - SAST DAVIS VENTURE VALUE may not invest in junk bonds.

     U.S. CORPORATE HIGH-YIELD FIXED INCOME SECURITIES offer a yield above that generally available on U.S. corporate debt securities in the four highest rating categories of the recognized rating services, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities) and preferred stock. These fixed income securities may have equity features, such as conversion rights or warrants, and Portfolios may invest up to 10% of their total assets in equity features, such as conversion rights or warrants, subject to the following:

     - SAST CASH MANAGEMENT and SAST DAVIS VENTURE VALUE may not invest in warrants.

     - SAST CASH MANAGEMENT and SAST DAVIS VENTURE VALUE may not invest in rights.

     Portfolios may not invest more than 5% of their total assets at the time of acquisition in either of (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests.

                             INVESTMENT RESTRICTIONS

     SAST has adopted certain fundamental investment restrictions set forth below for each Portfolio that cannot be changed without approval by a majority of its outstanding voting securities. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with approval of a majority of the outstanding shares of such Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

Fundamental Investment Restrictions of SAST Cash Management

     SAST Cash Management has adopted the restrictions set forth below in this section as fundamental policies. These fundamental policies cannot be changed without approval by a majority of SAST Cash Management's outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. SAST Cash Management may not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets, and, provided further, that the limitation shall not apply to obligations of the government of the U.S. or of any corporation organized as an instrumentality of the U.S. under a general act of Congress.

     2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

     3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     4. Make loans to others except: (a) for the purchase of the debt securities listed above under its Investment Policies; or (b) as otherwise permitted by exemptive order of the SEC.

     5. Borrow money, except for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

     6. Sell securities short, except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

     7. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Non-fundamental Investment Restrictions of SAST Cash Management

     In addition to the foregoing, SAST Cash Management has adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, SAST Cash Management may not:

     a. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the Portfolio's total assets would be so invested.

     b. Pledge or hypothecate its assets.

     c. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

     d. Invest in securities of other investment companies except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

     e. Invest more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that SAST Cash Management may invest, as to 25% of its assets, more than 5% of its assets in certain high quality securities (in accordance with Rule 2a-7 under the 1940 Act) of a single issuer for a period of up to three business days. Notwithstanding fundamental investment restriction Number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, SAST Cash Management has adopted this more restrictive policy. The purchase by SAST Cash Management of securities that have "put" or "stand-by" commitment features are not considered "puts" for purposes of non-fundamental investment restriction c above.

     It is the investment management policy of SAST Cash Management not to issue senior securities and not to invest in real estate, commodities or commodities contracts.

Fundamental Investment Restrictions of SAST International Growth and Income, SAST Marsico Growth, SAST Davis Venture Value and SAST MFS Total Return

     SAST International Growth and Income, SAST Marsico Growth, SAST Davis Venture Value and SAST MFS Total Return have each adopted the following investment restrictions as fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the respective Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made. These Portfolios may not:

     1. Other than SAST Marsico Growth, invest more than 5% of the value of the total assets of a Portfolio in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

     2. Other than SAST Marsico Growth, as to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of an issuer.

     3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. With respect to all Portfolios, as to utility companies, the gas, electric, water and telephone businesses will be considered separate industries.

     4. Invest in real estate (including, in the case of all Portfolios, limited partnership interests, but excluding, in the case of all Portfolios, securities of companies, such as real estate investment trusts, which deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities. This limitation shall not prevent a Portfolio from investing in securities secured by real estate or interests therein.

     5. Purchase commodities or commodity contracts; except that any Portfolio may engage in transactions in put and call options on securities, indices and currencies, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest-rate, mortgage and currency swaps and interest-rate floors and caps.

     6. Borrow money, except to the extent permitted by applicable law or regulatory approval.

     7. Purchase securities or evidences of interest therein on margin, except that the Portfolios may obtain such short-term credit as may be necessary for the clearance of any transaction.

     8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

Non-fundamental Investment Restrictions of SAST International Growth and Income, SAST Marsico Growth, SAST Davis Venture Value and SAST MFS Total Return

     In addition to the foregoing, SAST International Growth and Income, SAST Marsico Growth, SAST Davis Venture Value and SAST MFS Total Return, have each adopted the following non-fundamental policies (which may be changed by the Trustees without shareholder approval). Under these restrictions, each Portfolio may not:

     a. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio's total assets would be so invested.

     b. Invest in securities of other investment companies, except to the extent permitted by applicable law and the Prospectus and Statement of Additional Information, as amended from time to time.

     c. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts.

     d. Invest in companies for the purpose of exercising control or management.

     e. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase and resale of Portfolio securities.

     f. Sell securities short except to the extent permitted by applicable law.

     g. Invest in puts, calls, straddles, spreads or any combination thereof, except as permitted by the Prospectus and Statement of Additional Information, as amended from time to time.

     h. Issue any senior securities except as permitted by the 1940 Act.

                           SAST OFFICERS AND TRUSTEES

     The Trustees and executive officers of SAST, their dates of birth and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is 1 AIG SunAmerica Center, Los Angeles, California 90067-6022.

----------------------------------------------------------------------------------------------------------------------
  Name, Address and Date of    Positions    Position Held         Principal          Number of           Other
            Birth              Held with        Since          Occupations(s)       Portfolios    Directorships Held
                                  SAST                       During Past 5 Years      in Fund        by Trustee(2)
                                                                                      Complex
                                                                                    Overseen by
                                                                                    Trustee(1)
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
CARL D. COVITZ                 Trustee     February 2001    Owner and President,   59             Director, Kayne
DOB: March 31, 1939                                         Landmark Capital, Inc.                Anderson Mutual
                                                            (1973-Present)                        Funds (1995-
                                                                                                  Present); Director,
                                                                                                  Arden Realty, Inc.
                                                                                                  (1995-Present)
----------------------------------------------------------------------------------------------------------------------
MONICA C. LOZANO               Trustee     December 1998    President and Chief    59             Trustee,
DOB: July 21, 1956                                          Operating Officer                     University of
                                                            (2000-President) La                   Southern
                                                            Opinion (newspaper                    California
                                                            publishing concern);                  (1991-Present);
                                                            Associate Publisher                   Director,
                                                            (1991-1999) and                       California
                                                            Executive Editor                      Healthcare
                                                            (1995-1999) thereof                   Foundation
                                                                                                  (1998-Present);
                                                                                                  Director, Tenet
                                                                                                  Healthcare
                                                                                                  Corporation
                                                                                                  (2002-Present);
                                                                                                  Director, the Walt
                                                                                                  Disney Company
                                                                                                  (2000-Present);
                                                                                                  Director, Union
                                                                                                  Bank of California
                                                                                                  (2001-Present)
----------------------------------------------------------------------------------------------------------------------
GILBERT T. RAY                 Trustee     February 2001    Retired Partner,       59             Director, Advance
DOB: September 18, 1944                                     O'Melveny & Myers                     Auto Parts, Inc.
                                                            LLP (2000-Present);                   (retail-auto and
                                                            and Attorney                          home supply
                                                            (1972-2000) thereof                   stores)
                                                                                                  (2002-Present);
                                                                                                  Director, Watts,
                                                                                                  Wyatt & Company
                                                                                                  (services -
                                                                                                  management
                                                                                                  consulting
                                                                                                  services)
                                                                                                  (2000-Present)
----------------------------------------------------------------------------------------------------------------------
ALLAN L. SHER                  Trustee     January 1997     Retired, Brokerage     59             Director, Bowl
DOB: October 19, 1931                                       Executive                             America
                                                            (1992-Present)                        Incorporated
                                                                                                  (1997-Present)
----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------
JANA W. GREER (3)              Trustee     February 2001    President,             59             Director, National
DOB: December 30, 1951         and                          SunAmerica                            Association for
                               Chairman                     Retirement Markets,                   Variable Annuities
                                                            Inc. (1996-Present);                  (1999-Present)
                                                            Executive Vice
                                                            President and
                                                            Director, AIG
                                                            SunAmerica, Inc.
                                                            (1991-Present)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
BRUCE G. WILLISON (4)          Trustee     February 2001    Dean, Anderson         59             Director,
DOB: October 16, 1948                                       School at UCLA                        Nordstrom, Inc.
                                                            (1999-Present)                        (retail store)
                                                                                                  (1997-Present);
                                                                                                  Director,
                                                                                                  Homestore, Inc.
                                                                                                  (real estate
                                                                                                  agents and
                                                                                                  managers)
                                                                                                  (2003-Present);
                                                                                                  Healthnet
                                                                                                  International,
                                                                                                  Inc. (business
                                                                                                  services)
                                                                                                  (2000-Present)
----------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------
DONNA M. HANDEL                Treasurer   2000             Vice President,        N/A            N/A
AIG SunAmerica Asset                                        SAAMCo (August
Management Corp.                                            1996-Present);
Harborside Financial Center                                 Assistant Treasurer
3200 Plaza 5                                                (1999-2000)
Jersey City, NJ 07311
DOB: June 25, 1966
----------------------------------------------------------------------------------------------------------------------
MALLARY L. REZNIK              Secretary   2000             Associate Counsel,     N/A            N/A
DOB: May 2, 1968                                            AIG SunAmerica, Inc.
                                                            (January
                                                            1998-Present); Staff
                                                            Attorney,
                                                            Transamerica Life
                                                            Companies (1995-1998)
----------------------------------------------------------------------------------------------------------------------
ROBERT M. ZAKEM                President   2002             Senior Vice            N/A            N/A
AIG SunAmerica Asset                                        President and
Management Corp.                                            General Counsel,
Harborside Financial Center                                 SAAMCo (April 1993
3200 Plaza 5                                                -Present); Executive
Jersey City, NJ 07311                                       Vice President,
DOB: January 26, 1958                                       General Counsel and
                                                            Director, AIG
                                                            SunAmerica Capital
                                                            Services, Inc. (the
                                                            "Distributor")
                                                            (February 1993-
                                                            Present)
----------------------------------------------------------------------------------------------------------------------

----------

(1) Fund Complex includes SAST (33 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 funds), SunAmerica Strategic Investment Series, Inc (7 funds), Anchor Series Trust (8 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 funds), VALIC Company II (15 funds), Anchor Pathway Fund (7 portfolios), and Seasons Series Trust (19 portfolios).

(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act.

(3) Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Senior Vice President and Director of SunAmerica, Inc., affiliates of the Adviser.

(4) Mr. Willison is considered to be an Interested Trustee, as defined in the 1940 Act, due to his ownership of shares of the parent company of one of the SAST's subadvisers.

     The Trustees are responsible for the overall supervision of the operation of SAST and each Portfolio and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under SAST's Declaration of Trust. SAST pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For SAST, Seasons Series Trust and Anchor Pathway Fund (the "Annuity Funds"), an annual fee of $50,000, plus $2,500 for each regularly scheduled meeting attended and each special meeting or telephonic meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at meetings of the SAST Board of Trustees. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from SAST.

     In addition, each Independent Trustee also serves on the Audit Committee and the Nominating and Administration Committee of the SAST Board of Trustees. SAST's Audit Committee reviews annually the nature and cost of the professional services rendered by SAST's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. Members of the Audit Committee serve without compensation. For the fiscal year ended January 31, 2003, the Audit Committee held two meetings.

     SAST's Nominating and Administration Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating and Administration Committee does not normally consider candidates proposed by shareholders for election of Trustees. Members of the Nominating and Administration Committee serve without compensation. For the fiscal year ended January 31, 2003 the Nominating and Administration Committee held one meeting.

     As of April 1, 2003, the Trustees and officers of SAST owned in the aggregate less than 1% of the total outstanding shares of each Portfolio of SAST.

                      TRUSTEE OWNERSHIP OF PORTFOLIO SHARES

     The following table shows the dollar range of shares beneficially owned by each Trustee.

Independent Trustees

                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                             SECURITIES IN ALL REGISTERED
                                             INVESTMENT COMPANIES OVERSEEN BY
                    DOLLAR RANGE OF EQUITY   TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE     SECURITIES IN SAST (1)   COMPANIES (2)
---------------     ----------------------   --------------------------------

Carl D. Covitz                0                             0
Monica C. Lozano              0                             0
Gilbert T. Ray                0                             0
Allan L. Sher                 0                             0

----------

(1) Includes the value of shares beneficially owned by each Trustee in each Portfolio of SAST as of December 31, 2002. Where SAST is not listed with respect to a Trustee, the Trustee held no shares of SAST.

(2) Includes SAST (33 portfolios), Anchor Pathway Fund (7 portfolios) and Seasons Series Trust (19 portfolios).

Interested Trustees

                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                              SECURITIES IN ALL REGISTERED
                                              INVESTMENT COMPANIES OVERSEEN BY
                     DOLLAR RANGE OF EQUITY   TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE      SECURITIES IN SAST       COMPANIES
---------------      ----------------------   --------------------------------
Jana W. Greer                 0                              0
Bruce G. Willison             0                              0

     As of December 31, 2002, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Adviser or the Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

     The following table sets forth information summarizing the compensation of each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates, for his/her services as Trustee for the fiscal year ended January 31, 2003.

                               COMPENSATION TABLE

                                  PENSION OR RETIREMENT
                    AGGREGATE     BENEFITS ACCRUED AS    TOTAL COMPENSATION FROM
                    COMPENSATION  PART OF                SAST AND FUND COMPLEX
TRUSTEE             FROM SAST     SAST EXPENSES          PAID TO TRUSTEES *
-------             ------------  ---------------------  -----------------------

Carl D. Covitz        $29,204              --                    $37,500
Monica C. Lozano       29,204              --                     37,500
Gilbert T. Ray         29,204              --                     37,500
Allan L. Sher          29,204              --                     37,500
Bruce G. Willison      25,293              --                     32,500

* Fund Complex includes SAST (33 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 funds), SunAmerica Strategic Investment Series, Inc (7 funds), Anchor Series Trust (8 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (22 funds), VALIC Company II (15 funds), Anchor Pathway Fund (7 series) and Seasons Series Trust (19 portfolios).

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory and Management Agreement

     SAST, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Investment Advisory and Management Agreement") with the Adviser to handle the management of SAST and its day-to-day affairs. The Adviser is a wholly-owned subsidiary of American International Group, Inc. ("AIG").

     AIG, a Delaware corporation, is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, retirement savings and asset management.

     The Investment Advisory and Management Agreement provides that the Adviser shall act as investment adviser to SAST, manage SAST's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of the Adviser's officers or employees to serve without compensation as Trustees or officers of SAST if duly elected to such positions. Under the Investment Advisory and Management Agreement, SAST agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of the Adviser or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

     Each Portfolio pays its actual expenses for custodian services and a portion of the Custodian's costs determined by the ratio of portfolio assets to the total assets of SAST, brokerage commissions or transaction costs, and registration fees. Subject to supervision of the SAST Board of Trustees, fees for independent accountants, legal counsel, costs of reports of notices to shareholders will be allocated based on the relative net assets of each Portfolio. With respect to audit or legal fees clearly attributable to one Portfolio, they will be assessed, subject to review by the SAST Board of Trustees, against that Portfolio.

     The Investment Advisory and Management Agreement, after initial approval with respect to each Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Portfolio for so long as such renewal is specifically approved at least annually by (i) the SAST Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Investment Advisory and Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Investment Advisory and Management Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Investment Advisory and Management Agreement. The Investment Advisory and Management Agreement also provides for automatic termination upon assignment.

     Under the terms of the Investment Advisory and Management Agreement, the Adviser is not liable to SAST, or to any other person, for any act or omission by it or for any losses sustained by SAST or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     In approving the Investment Advisory and Management Agreement, the SAST Board of Trustees, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Adviser or its affiliates in connection with providing services to the Portfolios, compared the fees charged by the Adviser to those paid by similar funds for comparable services and analyzed the expenses incurred by the Adviser with respect to each Portfolio. The SAST Board of Trustees also considered each Portfolio's performance relative to a selected peer group and to other benchmarks, the expense ratio of each Portfolio in comparison to other funds of comparable size, the history, reputation and qualifications and background of the management personnel and the Portfolio's financial condition, and other factors.

Additionally, the SAST Board of Trustees considered that although the Subadvisory Agreements give the Subadvisers the authority to make investment decisions for the Portfolios, the Adviser monitors the performance of the Subadvisers and retains the responsibility for the overall management of each Portfolio. Specifically, the SAST Board of Trustees noted information received at regular meetings throughout the year related to Portfolio performance and the Adviser's services, and benefits potentially accruing to the Adviser and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the Adviser, if any, as well as research services received by the Adviser from broker-dealers who execute transactions on behalf of the Portfolios. After requesting and reviewing such information as it deemed necessary, the SAST Board of Trustees concluded that the continuation of the Investment Advisory and Management Agreement was in the best interests of each Portfolio and its shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

     As compensation for its services, the Adviser receives from SAST a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates:

Adviser Compensation

PORTFOLIO                              FEE RATE
---------                              --------

SAST International Growth and Income   1.00% to $150 million
                                       0.90% next $150 million
                                       0.80% over $300 million

SAST Marsico Growth                    0.85% of Net Assets

SAST Davis Venture Value               0.80% to $100 million
                                       0.75% next $400 million
                                       0.70% over $500 million

SAST MFS Total Return                  0.70% to $50 million
                                       0.65% over $50 million

SAST Cash Management                   0.55% to $100 million
                                       0.50% next $200 million
                                       0.45% over $300 million

The following table sets forth the total advisory fees received by the Adviser from each Portfolio pursuant to the Investment Advisory and Management Agreement for the fiscal years ended January 31, 2001, 2002 and 2003.

Advisory Fees

      Portfolio                    2003              2002              2001
      ---------                    ----              ----              ----

SAST International
Growth and Income              $ 2,431,931       $ 2,797,985       $ 2,862,380
SAST Marsico Growth            $   415,129       $    84,629       $     4,175*
SAST Davis Venture Value       $14,552,561       $17,704,612       $18,339,994
SAST MFS Total Return          $ 3,764,154       $ 2,563,021       $ 1,598,544
SAST Cash Management           $ 3,079,977       $ 3,306,094       $ 2,441,251

*    For the period 12/29/00 (commencement of operations) through 1/31/01.

For certain Portfolios, the Adviser has agreed to reimburse expenses, if necessary, to keep annual operating expense at or below the following percentage of the following Portfolio's average net assets: SAST Marsico Growth 1.00% for Class 1 shares. The Adviser may voluntarily reimburse additional amounts to increase return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

For the fiscal year ended January 31, 2003, the Adviser voluntarily waived fees or reimbursed expenses, which are not included as part of the table as follows:
SAST Marsico Growth - $16,556. Certain Portfolios had recoupments for the fiscal year ended January 31, 2003, and such recoupments, which are not included as part of the advisory fee table, were as follows: SAST Marsico Growth - $14,244.

                  CODE OF ETHICS - PERSONAL SECURITIES TRADING

     SAST, the Adviser and the Distributor have adopted a written Code of Ethics (the "SAAMCo Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SAAMCo Code is (1) any trustee, director, officer, general partner or advisory person of SAST or the Adviser;
(2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer (as defined in the SAAMCo Code) as having access to current trading information. The guidelines on personal securities trading relate to:
(i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by the Adviser, (ii) Initial Public Offerings,
(iii) private placements, (iv) blackout periods, (v) short-term trading profits and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the SAST Board of Trustees on a quarterly basis, as to whether there were any violations of the SAAMCo Code by Access Persons of SAST or any Subadviser during the quarter.

     Provisions of a Subadviser's Code of Ethics are applicable to persons who, in connection with their regular functions or duties as employees of the Subadviser, make, participate in, or obtain information regarding the purchase or sale of a security, or whose functions relate to the making of any recommendation with respect to such purchase or sale by the Portfolio managed by such Subadviser. Such provisions may be more restrictive than the provision set forth in the SAAMCo Code. Material violations of a Subadviser's Code of Ethics will be reported to SAST's Board of Trustees.

                             DISTRIBUTION AGREEMENT

     SAST, on behalf of each Portfolio, has entered into a distribution agreement (the "Distribution Agreement") with the Distributor, a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of Class 1 shares of each Portfolio to the separate accounts of the Life Companies. The address of the Distributor is Harborside Financial Center, 3200 Plaza Five, Jersey City, New Jersey 07311-4992. The Distribution Agreement provides that the Distributor may also distribute shares of the Portfolios. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the cost of printing and distributing prospectuses, annual reports and other periodic reports with respect to each Portfolio, for distribution to persons who are not shareholders of such Portfolio and the costs of preparing, printing and distributing any other supplemental advertising and sales literature. However, the Portfolios may bear certain promotional expenses, including printing and distributing prospectuses, proxy statements, notices, annual reports and other periodic reports to existing shareholders.

     After its initial approval, the Distribution Agreement will continue in effect for an initial two year term and thereafter from year to year, with respect to each Portfolio, if such continuance is approved at least annually by vote of a majority of the Trustees, including a majority of the Independent Trustees. SAST or the Distributor each has the right to terminate the Distribution Agreement with respect to a Portfolio on 60 days' written notice, without penalty. The Distribution Agreement automatically terminates with respect to each Portfolio in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

                                RULE 12b-1 PLANS

     The SAST Board of Trustees has adopted a Rule 12b-1 Plan for Class 1 shares (the "Class 1 Plan"), pursuant to Rule 12b-1 under the 1940 Act. The Class 1 Plan does not provide for a service fee.

     As of August 1, 2002, Class 1 shares of each Portfolio are subject to distribution fees pursuant to the 12b-1 Plans. Each Portfolio, other than SAST Cash Management, may participate in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio may be used to make payments to the Distributor to pay for various distribution activities. Such payments to the Distributor will not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. Such payments compensate the Distributor and certain financial intermediaries for activities principally intended to result in the sale of Class 1 shares of each Portfolio.

     The following table sets forth the distribution, account maintenance and service fees the Distributor received from the Portfolios for the fiscal years ended January 31, 2003 and 2002.

Distribution, Account Maintenance and Service Fees

-------------------------------------------------------------------------------
PORTFOLIO                                     2003                   2002
-------------------------------------------------------------------------------
                                            CLASS 1                CLASS 1
-------------------------------------------------------------------------------
SAST International                             N/A                   N/A
Growth and
Income
-------------------------------------------------------------------------------
SAST Marsico
Growth                                         N/A                   N/A
 ------------------------------------------------------------------------------
SAST Davis
Venture Value                                  N/A                   N/A
 ------------------------------------------------------------------------------
SAST MFS                                    $ 40,794                 N/A
Total Return
-------------------------------------------------------------------------------
SAST Cash                                       N/A                  N/A
Management
-------------------------------------------------------------------------------

Continuance of the Class 1 Plans with respect to each Portfolio is subject to annual approval by vote of the Trustees, including a majority of the Independent Trustees. Each Class 1 Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to Class 1 shares of a

Portfolio, without approval of the shareholders of the Class 1 shares of the Portfolio. In addition, all material amendments to each Class 1 Plan must be approved by the Trustees in the manner described above. The Class 1 Plans may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class 1 shares of the Portfolio. So long as each Class 1 Plan is in effect, the election and nomination of the Independent Trustees of SAST shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Class 1 Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Class 1 Plans. In their consideration of the Class 1 Plans with respect to each Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio and for the shareholders of Class 1 shares of the Portfolio.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     Under the Internal Revenue Code of 1986, as amended (the "Code"), each Portfolio is treated as a separate regulated investment company providing qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. government securities, and other securities limited in respect of any one issuer to not greater than 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

     So long as a Portfolio qualifies as a regulated investment company, such Portfolio will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends. It is the policy of each Portfolio to distribute to its shareholders substantially all of its ordinary income and net capital gains realized during each fiscal year. All distributions are reinvested in shares (of the same class) of the Portfolio at net asset value unless the transfer agent is instructed otherwise.

     Generally, a regulated investment company must timely distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid imposition of a nondeductible 4% excise tax. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trust or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Portfolio intends to qualify for this exemption or to comply with the calendar year distribution requirement.

     Each Portfolio of SAST is also subject to variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio will not be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts will be subject to federal income tax as ordinary income.

     Since the shares of the Portfolios are offered only in connection with the variable contracts that invest in such Portfolios, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the variable contracts, see the Prospectuses for such contracts.

     A Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to the Portfolio equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by a Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements. In addition, a Portfolio's investment in foreign currencies or foreign currency denominated or referenced debt securities and contingent payment or inflation-indexed debt instruments also may accelerate the Portfolio's recognition of taxable income in excess of cash generated by such investments.

     Options, forward contracts, futures contracts and foreign currency transactions entered into by a Portfolio will be subject to special tax rules. These rules may accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by a Portfolio.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus a certain interest charge, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. A Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC, if such stock is marketable (as defined by the Code for purposes of such election). For these purposes, all stock in a PFIC that is owned directly or indirectly by a regulated investment company is treated as marketable stock. If the election is in effect, at the end of the Portfolio's taxable year, the Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, a Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio; those amounts would be subject to the distribution requirements applicable to the Portfolio described above. In order to make this election, a Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

     Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Portfolio will be subject, since the amount of the Portfolio assets to be invested in various countries is not known. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

         For the fiscal year ended January 31, 2003, the Portfolios had the following capital loss carry-forwards:

PORTFOLIO                                     LOSS CARRY-FORWARDS
---------                                     -------------------
SAST International Growth and Income              $ 78,410,469
SAST Marsico Growth                               $  6,463,763
SAST Davis Venture Value                          $171,712,787
SAST MFS Total Return                             $ 17,355,907
SAST Cash Management                              $    816,512

To the extent not yet utilized, such losses will be available to each of the Portfolios to offset future gains through 2004 and 2011. The utilization of such losses will be subject to annual limitations under the Code.

                                PERFORMANCE DATA

     Because you invest in a Portfolio through variable annuity contracts or variable insurance policies, you should be aware the performance presented does not reflect contract charges or separate account charges which will reduce Portfolio values which are available to contract owners. Information about separate account performance is available in the applicable contract prospectus.

     Each Portfolio may advertise performance data that reflects various measures of total return and each Portfolio may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used follow.

     A Portfolio's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

     Average annual total return is determined for Class 1 shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used follows:

                                        (n)
                                P(1 + T)    = ERV

     P   = a hypothetical initial purchase payment of $1,000
     T   = average annual total return
     n   = number of years
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

Average annual total return information for each Portfolio is presented below for the 1-, 5- and 10-year periods (or from date of inception, if sooner) ended January 31, 2003.

--------------------------------------------------------------------------------
             CLASS 1 SHARES             SINCE INCEPTION      ONE    FIVE     TEN
                                                            YEAR   YEARS   YEARS
--------------------------------------------------------------------------------
SAST International Growth and Income (1)      -2.28%     -20.66%  -3.75%     N/A
--------------------------------------------------------------------------------
SAST Marsico Growth (2)                      -12.67%     -14.55%    N/A      N/A
--------------------------------------------------------------------------------
SAST Davis Venture Value (3)                  11.09%     -15.79%   1.21%     N/A
--------------------------------------------------------------------------------
SAST MFS Total Return (3)                     10.10%      -5.96%   6.18%     N/A
--------------------------------------------------------------------------------
SAST Cash Management (4)                       4.27%       1.22%   4.10%     N/A
--------------------------------------------------------------------------------
(1) From date of inception of June 2, 1997.

(2) From date of inception of December 29, 2000.

(3) From date of inception of October 28, 1994.

(4) From date of inception of February 9, 1993.

     Each Portfolio may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

     Total return information is based on a Portfolio's historical performance and is not intended to indicate future performance. A Portfolio's total return and yield will vary depending on market conditions, the securities comprising the Portfolio's portfolio, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Portfolio will fluctuate and investor's shares, when redeemed, may be worth more or less than their original cost.

Distribution Rate Calculation

     The Portfolios may advertise a non-standardized distribution rate. The distribution rate may be calculated as frequently as daily, based on the latest normal dividend paid. The latest normal dividend is annualized by multiplying the dividend by a factor based on the dividend frequency (12 for monthly or 4 for quarterly). The result is then divided by the higher of the current net asset value and the maximum offering price. For example, a bond portfolio may pay a monthly dividend of 0.04536. This is multiplied by 12 since it is a monthly dividend. The result, 0.54432, is divided by the offering price of $9.89. That equals a distribution rate of 5.50%.

     The distribution rate measures the level of the ordinary income, including short-term capital gains, that is actually paid out to investors. This is different from fund yield, which is a measure of the income earned by a fund's investments, but which may not be directly paid out to investors. Total return measures the income earned, as does the yield, but also measures the effect of any realized or unrealized appreciation or depreciation of the portfolio's investments.

Comparisons

     Each Portfolio may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Portfolio. The following references may be used:

- Dow Jones Composite Average or its component averages - An unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

-    Standard & Poor's 500 Composite Stock Price Index or its component indices
     - An unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

- Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East Index - Represents the foreign stocks of 20 countries in Europe, Australasia and the Far East.

- MSCI Emerging Markets-Free Index - Measures the performance of companies representative of the market structure of 25 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

- The NYSE composite or component indices - Unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

- Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices - Measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

- CDA Mutual Fund Report, published by CDA Investment Technologies, analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

- Mutual Fund Source Book, Principia and other publications and information services provided by Morningstar, Inc. - Analyzes price, risk and total return for the mutual fund industry.

- Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

- Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - A statistical measure of periodic change in the price of goods and services in major expenditure groups.

- Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - Historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

- Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

- Lehman Brothers Corporate Bond Index - Includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

- Lehman Brothers U.S. Aggregate Bond Index - Combines several Lehman Brothers fixed-income indices to give a broad view of the bond market - 70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Portfolio's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Portfolio to calculate its figures.

     Specifically, a Portfolio may compare its performance to that of certain indices that include securities with government guarantees. However, a Portfolio's shares do not contain any such guarantees. In addition, there can be no assurance that a Portfolio will continue its performance as compared to such other standards.

                                 VOTING POLICIES

     SAST consists of thirty-three separate Portfolios, each of which offers Class 1 shares. All shares of SAST have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of SAST. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of SAST, except that amendments to conform the Declaration of Trust to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, SAST will continue indefinitely.

     In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though:
(1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of SAST. Class 1 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 1 shares.

                                PRICING OF SHARES

     Shares of SAST are currently offered only to the separate accounts of the Life Companies ("Variable Separate Accounts"). SAST is open for business on any day the NYSE is open for business. Shares are valued as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Portfolio calculates the net asset value of the class of its shares separately by dividing the total value of the net assets of the class by the number of such class shares outstanding of such classes. The net asset value of a class of a Portfolio's shares will be computed on each day in which there is a sufficient degree of trading in the portfolio securities of the Portfolio that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day SAST receives a request to purchase or redeem such shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

     Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

     Non-convertible bonds and debentures and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service, when such prices are available. In circumstances where the Adviser or Subadviser deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. U.S. Treasury bills, and other obligations issued by the U.S. government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by SAST on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options on currencies purchased by a Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Futures contracts involving foreign currencies traded on exchanges are valued at their last sale or settlement price as of the close of such exchanges or if no sales are reported, at the mean between the last reported bid and asked prices. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser or Subadviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the SAST Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

     A Portfolio's liabilities, including proper accruals of expense items, are deducted from total assets. The net asset value of a class of shares of the respective Portfolio is divided by the total number of shares outstanding in that class to arrive at the net asset value per share.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     It is the policy of SAST, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to SAST (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

     A factor in the selection of brokers is the receipt of research services -- analyses and reports concerning issuers, industries, securities, economic factors and trends -- and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.

     The Adviser or Subadviser may cause a Portfolio to pay broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places SAST's portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Adviser or Subadviser in connection with SAST and could be useful and of value to the Adviser or Subadviser in serving other clients as well as SAST. Research services obtained by the Adviser or Subadviser as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving SAST.

     Consistent with NASD Conduct Rules and policies established by the SAST Board of Trustees, the Adviser or Subadvisers may consider sales of SAST's Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios, subject to best execution. In that regard, certain of SAST's brokerage may be directed to Merrill Lynch/Broadcort Capital Group and Lynch, Jones & Ryan, each of which has agreed to pay a portion of its commissions to brokers identified by the Adviser that have sold shares of SAST's Portfolios.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Subject to the above considerations, the Adviser or a Subadviser may use broker-dealer affiliates of the Adviser or a Subadviser, as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a similar arm's-length transaction. Furthermore, the Trustees of SAST, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

     The following tables set forth the brokerage commissions paid by the Portfolios and the amounts of the brokerage commissions paid to affiliated broker-dealers of such Portfolios for the fiscal years ended January 31, 2001, 2002 and 2003.

2003 Brokerage Commissions

                                                                                 Percentage of
                                                                                 Amount of
                                                                                 Transactions
                                                           Percentage of         Involving Payment
                           Aggregate     Amount Paid to    Commissions Paid to   of Commissions
                           Brokerage     Affiliated        Affiliated            through Affiliated
Portfolio                  Commissions   Broker-Dealers*   Broker-Dealers        Broker-Dealers
---------                  -----------   ---------------   -------------------   ------------------
SAST International
Growth and Income           $2,326,370          --                  --                   --
SAST Marsico Growth         $  212,074        $4,757              2.24%                2.77%
SAST Davis Venture Value    $1,120,798          --                  --                   --
SAST MFS Total Return       $  890,598          --                  --                   --
SAST Cash Management              --            --                  --                   --

2002 Brokerage Commissions

                                                                                 Percentage of
                                                                                 Amount of
                                                                                 Transactions
                                                           Percentage of         Involving Payment
                           Aggregate     Amount Paid to    Commissions Paid to   of Commissions
                           Brokerage     Affiliated        Affiliated            through Affiliated
Portfolio                  Commissions   Broker-Dealers*   Broker-Dealers        Broker-Dealers
---------                  -----------   ---------------   -------------------   ------------------
SAST International
Growth and Income           $1,372,315        --                  --                   --
SAST Marsico Growth         $   29,278        --                  --                   --
SAST Davis Venture Value    $1,812,900        --                  --                   --
SAST MFS Total Return       $  457,968        --                  --                   --
SAST Cash Management              --          --                  --                   --

2001 Brokerage Commissions

                                                                                 Percentage of
                                                                                 Amount of
                                                                                 Transactions
                                                           Percentage of         Involving Payment
                           Aggregate     Amount Paid to    Commissions Paid to   of Commissions
                           Brokerage     Affiliated        Affiliated            through Affiliated
Portfolio                  Commissions   Broker-Dealers*   Broker-Dealers        Broker-Dealers
---------                  -----------   ---------------   -------------------   ------------------
SAST International
Growth and Income           $1,073,911           --                --                   --
SAST Marsico Growth         $    4,270           --                --                   --
SAST Davis Venture Value    $1,327,181        $ 5,560             0.42%                0.75%
SAST MFS Total Return       $  271,028           --                --                   --
SAST Cash Management              --             --                --                   --

* The affiliated broker-dealers that effected transactions with the indicated portfolios include Goldman Sachs & Co., Banc of America, Shelby Cullom Davis, Donaldson, Lufkin & Jenrette, J.P. Morgan Securities, Inc., Morgan Securities, Inc. and Morgan Stanley Co., Inc. In addition, Alliance's affiliated broker-dealers are AXA Advisors, LLC, Equitable Distributors, Inc., Alliance Fund Distributors, Inc. and Sanford C. Bernstein & Co., LLC.

     The policy of SAST with respect to brokerage is reviewed by the SAST Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

     The following table sets forth the Portfolios' value of securities of SAST's regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents as of January 31, 2003.

                                                                          VALUE ($)
      PORTFOLIO                       BROKER DEALER                 (000'S)  DEBT/EQUITY
      ---------                       -------------                 --------------------
SAST International                 Credit Suisse Group                 $ 3,218 Equity
Growth and Income                  Goldman Sachs & Co.                    903 Debt

SAST Marsico Growth           Lehman Brothers Holdings, Inc.             663 Equity

SAST Davis Venture Value     Morgan Stanley, Dean Witter & Co.          27,722 Equity
                               State Street Bank & Trust Co.             41,290 Debt

SAST MFS Total Return      Bear Stearns Commercial Mortgage Sec.          363 Debt
                              Credit Suisse First Boston USA             3,006 Debt
                                    Goldman Sachs & Co.                 2,111 Equity
                                 Goldman Sachs Group, Inc.               1,038 Debt
                          J.P. Morgan Commercial Mortgage Finance        927 Equity
                               Lehman Brothers Holdings, Inc.             977 Debt
                                Lehman Large Loan Securities              157 Debt
                                  Merrill Lynch & Co., Inc.             4,987 Equity
                                  Morgan Stanley Capital I                778 Debt
                              Morgan Stanley, Dean Witter & Co.         1,236 Equity
                              Morgan Stanley, Dean Witter & Co.           614 Debt
                                  Morgan Stanley Group, Inc.             1,057 Debt
                                      Prudential Funding                  566 Debt

SAST Cash Management             State Street Bank & Trust Co.          135,000 Debt

     The Adviser and the Subadvisers and their respective affiliates may manage, or have proprietary interests in, accounts with similar or dissimilar or the same investment objectives as one or more Portfolios of SAST. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; Portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

     If determined by the Adviser or Subadviser to be beneficial to the interests of SAST, partners and/or employees of the Adviser or Subadvisers may serve on investment advisory committees, which will consult with the Adviser regarding investment objectives and strategies for SAST. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities which is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

     It is possible that a Portfolio's holdings may include securities of entities for which a Subadviser or its affiliate performs investment banking services as well as securities of entities in which a Subadviser or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a Subadviser or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Subadviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.

                              FINANCIAL STATEMENTS

SAST

The financial statements of the Acquiring Funds are incorporated by reference herein from the Annual Report to shareholders of the Acquiring Funds for the fiscal year ended January 31, 2003.

MFVAT

     The financial statements of the Acquired Funds are incorporated by reference herein from the Annual Report to shareholders of the Acquired Funds for the fiscal year ended August 31, 2002, and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended February 28, 2003.


                         PRO FORMA FINANCIAL STATEMENTS

     No pro forma financial statements are included because the net asset value of each Acquired Fund does not exceed ten percent of the Acquiring Fund's net asset value.


                      PROXY VOTING POLICIES AND PROCEDURES

     Proxy Voting Responsibility. SAST has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of SAST and SAST's investment adviser, SAAMCo. The policies and procedures enable SAST to vote proxies in a manner consistent with the best interests of SAST's shareholders.

     SAST has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of SAST according to SAST's policies and procedures, and to assist SAST with recordkeeping of proxy votes.

     Except as otherwise described below regarding case-by-case voting matters, neither SAAMCo nor any Manager has discretion concerning proxy voting decisions.

     Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, SAST is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. SAST's policies and procedures therefore provide that SAST will generally vote in support of management recommendations on most corporate matters. When SAST's portfolio manager is dissatisfied with a company's management, SAST typically will sell the holding.

     Case-by-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, SAST may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SAAMCo and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of SAST's shareholders.

     Examples of SAST's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of SAST's voting positions on specific matters.

     o    Vote with management recommendations on most corporate matters;

     o Vote with management recommendations on proposals to increase or decrease authorized common stock;

     o Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

     o Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

     o Vote on a case-by-case basis regarding finance, merger and acquisition matters;

     o    Vote against most shareholder proposals;

     o Abstain from voting on social responsibility or environmental matters, unless the Portfolio's objective is directly related to the social or environmental matter in question;(1) and

     o    Not vote proxies for passively managed portfolios;(2)

     o May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

     Conflicts of Interest. Senior management of SAST and SAAMCo, including members of the proxy voting committee and legal and compliance personnel, will resolve conflicts of interest presented by a proxy vote. In practice, application of SAST's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third-party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.

     However, if a situation arises where a vote presents a conflict between the interests of SAST's shareholders and the interests of SAAMCo, SAST's, or one of SAAMCo's affiliates, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that SAST selects the vote that is in the best interests of SAST's shareholders.

----------

(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders.

(2) The SAST Board has determined that the costs of voting proxies for passively managed Portfolio will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

     Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast on behalf of SAST. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis SAST will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

                               GENERAL INFORMATION

     Custodian. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as SAST's custodian. In this capacity, State Street maintains the portfolio securities held by SAST, administers the purchase and sale of portfolio securities and performs certain other duties. State Street also serves as transfer agent and dividend paying agent for SAST.

     Independent Accountants and Legal Counsel. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, is SAST's independent accountants. PricewaterhouseCoopers LLP, performs an annual audit of SAST's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Shearman & Sterling, 599 Lexington Avenue, New York, NY 10022 has been selected as legal counsel to SAST.

     Reports to Shareholders. Persons having a beneficial interest in SAST are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information.

     Shareholder and Trustee Responsibility. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of SAST. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which SAST itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of SAST and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by SAST or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of SAST and also provides for SAST to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

     Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. SAST provides indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

     Registration Statement. A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act. The Prospectus/Proxy Statement and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that SAST has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

                                                                      APPENDIX A

--------------------------------------------------------------------------------

                                    GLOSSARY

--------------------------------------------------------------------------------

Investment Terminology

Borrowing for temporary or emergency purposes involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

Currency transactions include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

Defensive investments include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

Equity securities, such as common stocks, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as convertible preferred stock, convertible bonds, warrants and rights, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     o Convertible securities are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     o Market capitalization ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

     Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     o Warrants are rights to buy common stock of a company at a specified price during the life of the warrant.

     o Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

Firm commitment agreements and when-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

Fixed income securities are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     o U.S. government securities are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     o Corporate debt instruments (bonds, notes and debentures) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     o An investment grade fixed income security is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. Investment grade refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     o A junk bond is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     o Pass-through securities involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

     o Preferred stocks receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     o Zero-Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

Foreign securities are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

Forward commitments are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

Hybrid instruments, such as indexed (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) structured securities and other exchange traded funds ("ETFs"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Illiquid/Restricted securities are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

Inverse floaters are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

Loan participations and assignments are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Options and futures are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write
(sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

Registered investment companies are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

Securities lending involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

Short-term investments include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to SAST Cash

Management, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

Risk Terminology

Active trading: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section of the Prospectus/Proxy Statement, we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

Credit quality: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue junk bonds. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

Currency volatility: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

Derivatives: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Foreign exposure: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an emerging market. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

Growth stocks: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Hedging: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Illiquidity: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

Interest rate fluctuations: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO investing: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Market volatility: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

Non-diversified status: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

Passively managed strategy: A Portfolio following a passively managed strategy will not deviate from its investment strategy. It may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

Prepayment: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

Securities selection: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

Technology sector: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.


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

--------------------------------------------------------------------------------

                              SUPPLEMENTAL GLOSSARY

--------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) for liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when an Adviser/Subadviser is unable to locate favorable investment opportunities; or (c) for temporary defensive purposes. Although each Portfolio may invest in short-term investments, SAST CASH MANAGEMENT invests principally in short-term investments. Common short-term investments include, but are not limited to:

     Money Market Securities - Money Market securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit.

     Commercial Bank Obligations are certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. SAST CASH MANAGEMENT may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations owned by SAST CASH MANAGEMENT is fully insured by the Federal Deposit Insurance Corporation ("FDIC").

     Savings Association Obligations are CDs issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. SAST CASH MANAGEMENT may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations owned by SAST CASH MANAGEMENT is fully insured by the FDIC.

     Commercial Paper are short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. SAST CASH MANAGEMENT may purchase commercial paper only if judged by the Adviser to be of suitable investment quality. This includes commercial paper that is (a) rated in one of the two highest categories by any two or more nationally recognized statistical rating organizations ("NRSRO") or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for SAST CASH MANAGEMENT. (No more than 5% of SAST CASH MANAGEMENT'S assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of SAST CASH MANAGEMENT'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix B - Corporate Bond and Commercial Paper Ratings" for a description of the ratings. SAST CASH MANAGEMENT will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

     Extendable Commercial Notes ("ECNs") are very similar to commercial paper except that with ECNs the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. SAST CASH MANAGEMENT may purchase ECNs only if judged by its Subadviser to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by Standard & Poor's Rating Service, a division of the McGraw-Hill Companies, Inc. ("Standard &

Poor's" or "S&P") and by Moody's Investor Service, Inc. ("Moody's"), or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for SAST CASH MANAGEMENT. (No more than 5% of SAST CASH MANAGEMENT'S assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of SAST CASH MANAGEMENT'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix B - Corporate Bond and Commercial Paper Ratings" for a description of the ratings. SAST CASH MANAGEMENT will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

     Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. SAST CASH MANAGEMENT'S investments in these instruments are limited to those that have a demand feature enabling SAST CASH MANAGEMENT unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, SAST CASH MANAGEMENT attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Adviser/Subadviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Adviser/Subadviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Adviser/Subadviser has reason to believe that the borrower could not make timely repayment upon demand.

     Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. SAST CASH MANAGEMENT may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's. See "Appendix B - Corporate Bond and Commercial Paper Ratings" for description of investment-grade ratings by Standard & Poor's and Moody's.

     Government Securities are Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association ("GNMA), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at lease annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

     Repurchase Agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser/Subadviser, subject to the guidance of the Board of Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Adviser/Subadviser in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to SAST CASH MANAGEMENT) of the value of its total assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

     Money Market Funds. SAST CASH MANAGEMENT is permitted to invest in other registered Money Market Funds for temporary purposes and to the extent permitted under the 1940 Act, provided that the yield on such investment, net of fund fees and expenses, is greater than the yield available on other overnight investments.

     Mortgage-Backed Securitites include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

     GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the FMHA, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

     FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.

     FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government.

     Other types of mortgage-backed securities include:

     Conventional Mortgage Pass-Through Securities represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or Real Estate Mortgage Investment Conduits ("REMICs") and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

     The mortgage pools underlying Conventional Mortgage Pass-Through Securities consist of conventional loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Through Securities (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

     Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

     Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally


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

are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

     Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

     Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

     A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

     Stripped Mortgage-Backed Securities ("SMBS") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

     ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee


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

for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     MUNICIPAL BONDS. Fixed income securities include, among other things, municipal bonds which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds include debt securities which pay interest income that is subject to the alternative minimum tax. A Portfolio may invest in Municipal Bonds whose issuers pay interest on the Bonds from revenues from projects such as multifamily housing, nursing homes, electric utility systems, hospitals or life care facilities.

     U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau


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

of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

     LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser/Subadviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

     SAST MFS TOTAL RETURN may purchase or trade other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

     SHORT SALES are effected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box." A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. The High-Yield Bond Portfolio may also engage in "naked" short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a


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

premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

     COLLATERALIZED BOND OBLIGATIONS ("CBOs") are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. Interest payments to lower CBO tranches can also be deferred in situations where the CBO pool is in default. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. CBOs may be deemed to be "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities. The High-Yield Bond Portfolio may invest in CBOs.

     INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

     EXCHANGE TRADED FUNDS (ETFs) are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risk of owning the underlying securities they are designed to track. Although, lack of liquidity in an ETF results in its being more volatile and ETFs have management fees which increase their cost. See "Other Investment Companies."

     ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of SAST CASH MANAGEMENT) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described below).

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Restricted securities eligible for resale pursuant to Rule 144A, under the Securities Act for which there is a readily available market will not be deemed to be illiquid. The Adviser or Subadviser, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees of the Trust. In reaching liquidity decisions, the Adviser, or Subadviser, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Commercial paper issues in which a Portfolio may invest include securities issue by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. SAST CASH MANAGEMENT'S 10% limitation on investments in illiquid securities includes Section 4(2) paper that its Subadviser has not determined to be liquid pursuant to guidelines established by the Trustees. The Board of Trustees delegated to the Adviser (and the Adviser, in turn, delegated to its Subadviser) the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

     CURRENCY VOLATILITY. The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

     DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in a Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

     REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

     FLOATING RATE OBLIGATIONS. These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Adviser considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will segregate (by instructing its Custodian to designate) cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed-delivery basis.

     A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

     To the extent a Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser/Subadviser before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

     When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed-delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

     HYBRID INSTRUMENTS, including indexed and structured securities and ETFs, combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodity Futures Trading Commission (the "CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

     Hybrid Instruments include:

     Structured investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

     OTHER INVESTMENT COMPANIES. Certain Portfolios may invest in securities of other investment companies (including exchange-traded funds, such as SPDRs and iShares(SM), as defined below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(SM) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System.

     iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices or various countries and regions. iShares(SM) are listed on the AMEX and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares(SM) on the AMEX. To date, iShares(SM) have traded at relatively modest discounts and premiums to their net asset values. However, iShares(SM) have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares(SM) for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares (SM) as part of its investment strategy.

     SPDRs. Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500. SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

     EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential exposure, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

     INTERFUND BORROWING AND LENDING PROGRAM. SAST has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and to the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

     SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio except SAST CASH MANAGEMENT may lend portfolio securities in amounts up to 33 1/3% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser/Subadviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Since voting or consent rights accompanying loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

     BORROWING. All of the Portfolios (except SAST CASH MANAGEMENT) are authorized to borrow money to the extent permitted by applicable law. The 1940 Act permits each Portfolio to borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. In seeking to enhance performance, a Portfolio may borrow for investment purposes and may pledge assets to secure such borrowings. SAST CASH MANAGEMENT may not borrow money except for temporary emergency purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. In the event that asset coverage for a Portfolio's borrowings falls below 300%, the Portfolio will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

     To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. Although a Portfolio is authorized to borrow, it will do so only when the Adviser/Subadviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging results from borrowing and will magnify declines as well as increases in a Portfolio's net asset value per share and net yield. The Portfolios expect that all of their borrowing will be made on a secured basis. The Portfolios will segregate cash or other liquid assets securing the borrowing for the benefit of the lenders. If assets used to secure a borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

     STANDBY COMMITMENTS. Standby commitments are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Adviser/Subadviser may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including: the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.


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

     VALUE INVESTING. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an "up" market.

     WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Although the Portfolios may not invest directly in warrants, such Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.

     NON-DIVERSIFIED STATUS. SAST MARSICO GROWTH has registered as a "non-diversified" investment company. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order to qualify as regulated investment companies. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

     ADRS, GDRS, AND EDRS. Foreign securities include, among other things, American Depositary Receipts ("ADRs") and other depositary receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and others (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipt. The depositary of unsponsored Depositary Receipts is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored Depositary Receipt voting rights with respect to the deposited securities or pool of securities. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. A Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

     BRADY BONDS. Foreign securities include, among other things, Brady Bonds which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

     OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within in a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Options and Futures (defined below) are generally used for either hedging or income enhancement purposes.

     Options can be either purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     The following is more detailed information concerning options, Futures and options on Futures:

     Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

     Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

     Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

     As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

     Options on Securities Indices. Puts and calls on broadly based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

     Reset Options are options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date for, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium for a reset option written by the Series is pad at termination, the Series assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option. Conversely, where the Series purchases a reset option, it could be required to pay a higher premium than would have been the case at the initiation of the option.

     Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

     Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a

Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

     Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedged"). A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging"). In addition, the Global Bond Portfolio may enter into foreign currency transactions to seek a closer correlation between its overall currency exposures and the currency exposures of its performance benchmark.

     The Portfolios will cover outstanding forward currency contracts by maintaining either liquid portfolio securities denominated in the currency underlying the Forward Contract or the currency being hedged, or by owning a corresponding opposite forward position (long or short position, as the case may be) in the same underlying currency with the same maturity date ("Covering/Closing Forwards"). To the extent that a Portfolio is not able to cover its forward currency positions with either underlying portfolio securities or with Covering/Closing Forwards, or to the extent to any portion of a position is either not covered by a corresponding opposite position or is "out of the money" in the case where settlement prices are different on the short and long positions, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

     NEWLY DEVELOPED SECURITIES. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI for the Portfolios, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

                                                                      APPENDIX B

--------------------------------------------------------------------------------

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF MOODY'S CORPORATE RATINGS

     Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa Bnds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa


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

through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well established industries
     -    High rates of return on funds employed
     - Conservative capitalization structures with moderate reliance on debt and ample asset protection
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation
     - Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.


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

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

          Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to


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          have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     CI The rating CI is reserved for income bonds on which no interest is being paid.

     D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


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

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

     B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF DUFF & PHELPS' CORPORATE DEBT RATINGS

     Duff & Phelps rates long-term debt specifically to credit quality, i.e., the likelihood of timely payment for principal and interest. AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF DUFF & PHELPS RATING CO.'S COMMERCIAL PAPER RATINGS

     Duff & Phelps Rating Co. ("Duff & Phelps") commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

     Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1 - High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4
- Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S CORPORATE DEBT RATINGS

     BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with


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limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S COMMERCIAL PAPER RATINGS

     Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA." categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-L."

     A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


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     PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR Indicates that Fitch does not rate the specific issue.

     CONDITIONAL A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

     SUSPENDED A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

     WITHDRAWN A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, WHEN AN ISSUER FAILS TO FURNISH PROPER AND TIMELY INFORMATION.

     FITCHALERT Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

     Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C    Bonds are in imminent default in payment of interest or principal.


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     DDD  Bonds are in default on interest and/or principal payments. Such bonds are extremely
          ----------------------------------------------------

     DD speculative and should be valued on the basis of their ultimate recovery value in liquidation

     D or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH SHORT-TERM RATINGS ARE AS FOLLOWS:

     F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-I+."

     F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-I +" and "F-I ratings.

     F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D Default. Issues assigned this rating are in actual or imminent payment default.

     LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.


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